UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

October 31, 2014

1.809099.111

LPS-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 1.5%
ASTI Corp. (e)	1,304,000	$ 2,384
ATLASBX Co. Ltd.	270,000	9,800
Federal Screw Works (a)	48,400	201
Gentex Corp.	400,000	13,096
Hi-Lex Corp.	1,299,800	33,859
INZI Controls Co. Ltd. (e)	1,516,000	7,139
Johnson Controls, Inc.	6,946,400	328,217
Motonic Corp. (e)	3,250,000	39,323
Murakami Corp. (e)	831,000	10,948
Nippon Seiki Co. Ltd.	2,977,000	63,419
Piolax, Inc. (e)	967,600	42,810
Samsung Climate Control Co. Ltd. (e)	499,950	5,398
Sewon Precision Industries Co. Ltd. (e)	500,000	14,612
Shoei Co. Ltd.	494,000	7,549
SJM Co. Ltd. (e)	1,282,000	9,259
SJM Holdings Co. Ltd. (e)	1,332,974	6,184
Standard Motor Products, Inc.	484,400	19,143
Strattec Security Corp. (e)	208,610	21,637
Sungwoo Hitech Co. Ltd.	1,100,049	15,767
TBK Co. Ltd.	1,081,000	6,571
The Goodyear Tire & Rubber Co.	734,587	17,799
Yachiyo Industry Co. Ltd.	992,400	6,691
Yutaka Giken Co. Ltd. (e)	1,433,900	30,946
		712,752
Distributors - 0.2%
Chori Co. Ltd.	332,900	4,893
Doshisha Co. Ltd. (e)	1,900,000	31,420
Educational Development Corp. (e)	374,392	1,636
Nakayamafuku Co. Ltd. (e)	1,042,000	7,612
SPK Corp.	248,200	4,314
Uni-Select, Inc. (e)	1,959,100	49,297
		99,172
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	24,800	769
Career Education Corp. (a)(e)	6,502,200	37,713
Clip Corp. (e)	317,900	3,073
DeVry, Inc.	677,700	32,807
Houghton Mifflin Harcourt Co.	1,300,000	26,013
ITT Educational Services, Inc. (a)(d)	148,800	1,504
Meiko Network Japan Co. Ltd.	967,600	10,880
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Novarese, Inc.	211,100	$ 1,655
Regis Corp.	1,299,700	22,069
Shingakukai Co. Ltd.	223,300	810
Shuei Yobiko Co. Ltd.	34,200	89
Steiner Leisure Ltd. (a)(e)	1,470,900	62,043
Step Co. Ltd. (e)	1,257,900	9,407
Strayer Education, Inc. (a)	9,767	715
Weight Watchers International, Inc. (a)(d)(e)	4,630,300	120,619
YBM Sisa.com, Inc. (e)	900,000	3,526
		333,692
Hotels, Restaurants & Leisure - 0.8%
Ambassadors Group, Inc. (a)(e)	1,712,956	6,081
Ark Restaurants Corp. (e)	208,395	4,593
Bloomin' Brands, Inc. (a)	400,000	7,564
BRONCO BILLY Co. Ltd.	62,900	1,734
Create Restaurants Holdings, Inc. (d)	476,300	5,946
Darden Restaurants, Inc.	750,800	38,876
Fairwood Holdings Ltd.	500,000	1,127
Flanigan's Enterprises, Inc. (a)	58,357	1,167
Hiday Hidaka Corp. (e)	1,454,576	42,107
Ibersol SGPS SA	556,400	5,055
Intralot SA (a)	1,488,500	2,108
Jack in the Box, Inc.	600,100	42,631
Koshidaka Holdings Co. Ltd.	275,300	4,701
Kura Corp. Ltd.	797,300	21,616
The Monogatari Corp. (d)(e)	520,400	16,825
Ohsho Food Service Corp.	605,400	21,868
Papa John's International, Inc.	99,300	4,643
Ruby Tuesday, Inc. (a)(e)	4,449,500	34,172
Shinsegae Food Co. Ltd.	15,000	1,305
Sonic Corp.	2,399,700	60,496
Sportscene Group, Inc. Class A (e)	387,000	2,747
St. Marc Holdings Co. Ltd.	459,600	24,029
Toridoll.corporation	1,701,600	19,471
		370,862
Household Durables - 2.7%
Abbey PLC (e)	2,073,600	28,428
Barratt Developments PLC (e)	81,372,800	545,161
Bellway PLC	4,763,300	133,271
Blyth, Inc.	435,400	3,653
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.	5,162,700	$ 117,658
Dorel Industries, Inc. Class B (sub. vtg.) (e)	3,144,700	97,713
Emak SpA (d)	4,465,800	3,702
First Juken Co. Ltd. (e)	1,635,200	18,350
Helen of Troy Ltd. (a)(e)	2,741,200	169,543
Henry Boot PLC	3,916,300	12,123
HTL International Holdings Ltd. (e)	28,059,500	5,980
Iida Group Holdings Co. Ltd.	248,100	2,757
Libbey, Inc. (a)	800,000	23,000
NACCO Industries, Inc. Class A (e)	300,000	17,571
P&F Industries, Inc. Class A (a)(e)	366,700	2,930
Sanei Architecture Planning Co. Ltd. (e)	1,413,600	11,473
Stanley Furniture Co., Inc. (a)(e)	1,149,900	3,335
Steinhoff International Holdings Ltd.	3,499,946	17,897
Token Corp. (e)	967,640	43,813
		1,258,358
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	10,022,800	44,821
Liberty Interactive Corp. Series A (a)	200,000	5,228
PetMed Express, Inc. (d)	297,700	3,933
Wotif.com Holdings Ltd. (d)	4,164,034	11,136
		65,118
Leisure Products - 0.2%
Accell Group NV (e)	2,339,200	37,316
Arctic Cat, Inc.	150,100	5,052
Fenix Outdoor AB	33,900	1,510
JAKKS Pacific, Inc. (a)(d)	700,000	4,466
Kabe Husvagnar AB (B Shares)	322,500	4,575
Mars Engineering Corp.	545,800	9,915
Mattel, Inc.	600,000	18,642
Miroku Corp. (e)	822,000	2,827
Smith & Wesson Holding Corp. (a)(d)	1,162,600	11,812
Trigano SA (a)	154,800	3,133
		99,248
Media - 0.6%
Chime Communications PLC	4,267,200	18,926
Cinderella Media Group Ltd.	16,374,000	2,702
Corus Entertainment, Inc. Class B (non-vtg.) (d)	496,700	9,140
DreamWorks Animation SKG, Inc. Class A (a)	1,744,200	38,861
Gannett Co., Inc.	744,200	23,442
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
GfK AG	169,300	$ 7,001
Harte-Hanks, Inc.	1,000,700	6,515
Hyundai HCN	1,701,021	7,195
Intage Holdings, Inc. (e)	1,946,300	24,263
Live Nation Entertainment, Inc. (a)	1,440,000	37,440
Pico Far East Holdings Ltd.	21,284,000	5,271
Proto Corp.	496,100	6,830
RKB Mainichi Broadcasting Corp.	248,000	2,241
Saga Communications, Inc. Class A (e)	446,500	17,905
Starz Series A (a)	1,046,700	32,343
STW Group Ltd.	3,969,839	3,968
Television Broadcasts Ltd.	1,193,400	6,534
TOW Co. Ltd. (e)	1,183,400	7,736
TVA Group, Inc. Class B (non-vtg.) (a)(e)	1,984,700	14,193
WOWOW INC.	45,700	1,955
		274,461
Multiline Retail - 3.8%
Big Lots, Inc.	550,014	25,108
Don Quijote Holdings Co. Ltd.	350,100	20,977
Hanwha Galleria Timeworld Co. Ltd. (e)	340,990	20,470
Lifestyle International Holdings Ltd.	23,490,000	44,627
Next PLC (e)	15,933,200	1,642,724
Watts Co. Ltd. (e)	1,349,800	10,701
Zakkaya Bulldog Co. Ltd. (a)	387,000	460
		1,765,067
Specialty Retail - 11.4%
Aarons, Inc. Class A	484,400	11,994
ABC-MART, Inc.	130,600	7,530
Abercrombie & Fitch Co. Class A (d)(e)	7,342,800	245,837
Adastria Holdings Co. Ltd.	614,450	13,668
Aeropostale, Inc. (a)(d)(e)	8,177,100	24,613
Ascena Retail Group, Inc. (a)	193,600	2,410
AT-Group Co. Ltd.	1,234,000	21,873
AutoZone, Inc. (a)	870,800	482,005
Bed Bath & Beyond, Inc. (a)	6,385,800	430,020
Best Buy Co., Inc. (e)	33,494,500	1,143,502
Big 5 Sporting Goods Corp.	450,100	5,541
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,416,900	74,497
Bonia Corp. Bhd	2,503,000	867
Buffalo Co. Ltd.	35,900	253
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cash Converters International Ltd. (d)(e)	24,058,826	$ 23,077
Chico's FAS, Inc.	2,280,000	34,382
CST Brands, Inc.	2,979,700	113,974
Delek Automotive Systems Ltd.	694,700	6,996
Destination Maternity Corp.	300,000	4,494
DSW, Inc. Class A	199,300	5,909
Folli Follie SA (e)	4,176,500	136,602
Formosa Optical Technology Co. Ltd.	40,000	111
Fourlis Holdings SA (a)	496,100	1,952
Francesca's Holdings Corp. (a)	125,000	1,489
GameStop Corp. Class A (d)(e)	5,744,800	245,648
Glentel, Inc. (e)	2,183,156	19,448
GNC Holdings, Inc.	1,196,000	49,718
Goldlion Holdings Ltd.	14,564,000	6,104
Guess?, Inc. (e)	8,521,200	188,915
Gulliver International Co. Ltd.	2,950,300	25,758
Halfords Group PLC	1,306,200	10,358
Hour Glass Ltd.	1,984,000	2,854
IA Group Corp. (e)	846,000	5,985
John David Group PLC	2,778,600	20,549
Jumbo SA (e)	11,380,268	124,785
K's Denki Corp.	2,877,800	79,477
Ku Holdings Co. Ltd.	936,000	5,013
Kyoto Kimono Yuzen Co. Ltd. (e)	1,566,600	14,116
Le Chateau, Inc. Class A (sub. vtg.) (a)(e)	1,957,000	2,170
Leon's Furniture Ltd.	338,700	4,321
Lewis Group Ltd.	694,700	4,185
Macintosh Retail Group NV (a)	193,600	1,194
Mr. Bricolage SA (e)	1,005,075	18,301
Nafco Co. Ltd. (e)	2,263,500	30,634
Nishimatsuya Chain Co. Ltd. (e)	4,600,000	41,583
Office Depot, Inc. (a)	2,128,900	11,113
Pal Co. Ltd. (e)	1,350,000	40,600
Pier 1 Imports, Inc.	387,500	4,999
RIGHT ON Co. Ltd. (d)	387,000	2,524
Ross Stores, Inc.	9,675,400	780,998
Sally Beauty Holdings, Inc. (a)	598,100	17,530
Second Chance Properties Ltd.	2,902,000	996
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,708,000	172
Select Comfort Corp. (a)	1,038,100	26,669
Silvano Fashion Group A/S	7,874	17
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	1,000,300	$ 24,897
Staples, Inc.	24,672,000	312,841
The Buckle, Inc. (d)	822,500	40,574
The Men's Wearhouse, Inc.	193,700	9,110
The Stanley Gibbons Group PLC	1,091,600	4,619
USS Co. Ltd.	14,257,800	224,389
Williams-Sonoma, Inc.	193,700	12,596
Workman Co. Ltd. (e)	1,424,000	74,426
		5,283,782
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)	272,900	1,351
Bijou Brigitte Modische Accessoires AG	43,600	3,005
Coach, Inc.	1,600,900	55,039
Crocs, Inc. (a)	968,800	11,316
Daphne Interl Holdings Ltd.	968,000	487
Deckers Outdoor Corp. (a)	49,600	4,338
F&F Co. Ltd.	745,167	10,299
Fossil Group, Inc. (a)	2,273,900	231,165
Geox SpA (a)(d)	3,091,700	9,446
Gildan Activewear, Inc. (e)	7,089,400	422,326
Hampshire Group Ltd. (a)(e)	890,100	2,234
Handsome Co. Ltd. (e)	2,436,150	72,782
JLM Couture, Inc. (a)(e)	190,800	479
Ports Design Ltd. (a)	11,909,000	4,151
Steven Madden Ltd. (a)	806,700	25,290
Sun Hing Vision Group Holdings Ltd. (e)	23,161,000	7,822
Texwinca Holdings Ltd.	59,024,000	51,800
Tungtex Holdings Co. Ltd. (a)	19,848,000	2,818
Van de Velde	72,569	3,363
Vera Bradley, Inc. (a)(d)	1,146,200	26,133
Victory City International Holdings Ltd.	64,240,150	9,281
Youngone Corp.	500,000	29,736
Youngone Holdings Co. Ltd. (e)	929,000	91,219
Yue Yuen Industrial (Holdings) Ltd.	19,352,000	64,964
		1,140,844
TOTAL CONSUMER DISCRETIONARY		11,403,356
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.7%
Beverages - 0.8%
Baron de Ley SA (a)	154,700	$ 14,152
C&C Group PLC	2,790,538	12,428
Monster Beverage Corp. (a)	2,612,500	263,549
Muhak Co. Ltd. (a)(e)	2,699,502	84,921
National Beverage Corp. (a)	19,058	479
Olvi PLC (A Shares)	19,800	584
Spritzer Bhd	794,300	509
Synergy Co. (a)	99,300	1,207
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	488,360	1,535
		379,364
Food & Staples Retailing - 5.0%
Aoki Super Co. Ltd.	100,000	834
Belc Co. Ltd. (e)	2,018,400	55,753
Cosmos Pharmaceutical Corp. (e)	1,790,000	255,933
Create SD Holdings Co. Ltd. (e)	2,154,800	77,652
Daikokutenbussan Co. Ltd.	677,200	19,705
Dong Suh Companies, Inc. (e)	5,248,080	101,597
Fyffes PLC (Ireland) (e)	28,774,100	33,534
Genky Stores, Inc. (d)(e)	232,200	11,554
Greggs PLC (e)	9,625,800	93,160
Halows Co. Ltd. (e)	1,573,000	16,572
Kusuri No Aoki Co. Ltd.	532,100	26,117
Majestic Wine PLC (d)	1,821,473	11,007
MARR SpA	397,000	6,323
Marukyu Co. Ltd.	371,400	3,439
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,263,933	721,267
Qol Co. Ltd. (e)	2,084,300	12,646
Safeway, Inc. (e)	15,160,152	528,483
San-A Co. Ltd.	537,800	18,129
Sligro Food Group NV	1,652,200	60,985
Sundrug Co. Ltd.	2,380,700	115,006
Tesco PLC	10,643,500	29,546
Total Produce PLC	10,420,100	12,797
Walgreen Co.	319,700	20,531
Welcia Holdings Co. Ltd. (d)	659,974	22,048
Yaoko Co. Ltd.	883,300	54,262
		2,308,880
Food Products - 1.6%
Aryzta AG	1,736,610	147,733
Cranswick PLC	1,041,912	23,501
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Darling International, Inc. (a)	1,211,100	$ 21,315
Dean Foods Co.	4,653,300	68,450
Devro PLC	2,888,200	12,613
Dutch Lady Milk Industries Bhd	100,000	1,413
Food Empire Holdings Ltd. (e)	50,798,000	13,696
Fresh Del Monte Produce, Inc. (e)	6,095,900	195,739
Hilton Food Group PLC	694,700	4,167
Lifeway Foods, Inc. (a)	250,000	4,138
Nam Yang Dairy Products	11,000	7,023
Pacific Andes International Holdings Ltd.	79,817,308	3,346
Pacific Andes Resources Development Ltd.	125,124,774	11,207
Patties Food Ltd.	2,977,055	3,400
President Rice Products PCL	1,240,500	1,844
Rocky Mountain Chocolate Factory, Inc. (e)	480,782	5,813
Samyang Genex Co. Ltd.	93,060	10,956
Samyang Holdings Corp.	44,250	3,665
Seaboard Corp. (a)	46,000	141,352
Select Harvests Ltd. (e)	5,232,139	29,048
Sunjin Co. Ltd. (e)	813,630	28,776
Synear Food Holdings Ltd. (a)	38,027,000	0
United Food Holdings Ltd. (a)	21,674,000	1,317
		740,512
Personal Products - 0.3%
Coty, Inc. Class A	2,110,000	35,026
Elizabeth Arden, Inc. (a)(d)	500,000	8,200
Nutraceutical International Corp. (a)(e)	1,106,504	24,874
Oriflame Cosmetics SA SDR (d)	19,800	345
Sarantis SA (e)	2,272,900	19,938
USANA Health Sciences, Inc. (a)	387,000	44,110
		132,493
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,990	486
TOTAL CONSUMER STAPLES		3,561,735
ENERGY - 3.3%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.) (e)	1,719,500	21,100
Boustead Singapore Ltd.	3,970,000	5,680
Cal Dive International, Inc. (a)(d)(e)	5,854,900	585
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cathedral Energy Services Ltd.	1,549,600	$ 4,276
Divestco, Inc. (a)(e)	3,386,000	300
Farstad Shipping ASA (e)	3,096,200	35,461
Forum Energy Technologies, Inc. (a)	387,500	10,579
Fugro NV (Certificaten Van Aandelen) (d)	1,601,627	22,118
Gulfmark Offshore, Inc. Class A	450,300	13,581
Key Energy Services, Inc. (a)	968,800	2,945
McDermott International, Inc. (a)(d)	1,447,600	5,559
Noble Corp.	399,900	8,366
Oil States International, Inc. (a)	1,935,000	115,597
Paragon Offshore PLC (a)(d)	150,900	735
Petrofac Ltd. (d)	493,800	8,373
Precision Drilling Corp.	1,389,800	11,579
ProSafe ASA	9,427,300	43,188
Rowan Companies PLC	508,400	12,339
Shinko Plantech Co. Ltd.	1,736,600	13,276
Solstad Offshore ASA	1,116,400	13,572
Total Energy Services, Inc. (e)	2,422,900	42,093
Unit Corp. (a)(e)	3,374,000	163,369
		554,671
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	153,751	6,465
Beach Energy Ltd.	15,381,484	15,911
Centrus Energy Corp. Class A (a)(e)	482,382	2,991
Eni SpA	18,854,700	401,698
EP Energy Corp. (d)	1,022,800	14,933
Fuji Kosan Co. Ltd. (e)	744,200	4,208
Fuji Oil Co. Ltd. (e)	5,358,700	16,227
Great Eastern Shipping Co. Ltd.	4,800,000	31,125
Hankook Shell Oil Co. Ltd. (e)	65,000	29,583
HollyFrontier Corp.	307,900	13,973
Michang Oil Industrial Co. Ltd. (e)	173,900	11,653
Newfield Exploration Co. (a)	1,054,500	34,387
Peabody Energy Corp. (d)	3,687,700	38,463
Stone Energy Corp. (a)	605,900	14,845
Swift Energy Co. (a)(d)(e)	4,346,900	29,776
Tesoro Corp.	1,694,300	120,990
The Williams Companies, Inc.	296,500	16,459
Tsakos Energy Navigation Ltd.	959,400	6,495
Uehara Sei Shoji Co. Ltd.	944,000	3,783
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. (e)	4,983,400	$ 45,299
World Fuel Services Corp.	2,206,422	90,993
WPX Energy, Inc. (a)	698,000	13,346
		963,603
TOTAL ENERGY		1,518,274
FINANCIALS - 12.4%
Banks - 1.8%
ACNB Corp. (d)	119,100	2,334
Bank of Ireland (a)	401,373,000	158,691
BBCN Bancorp, Inc.	2,457,300	34,746
Camden National Corp.	46,668	1,909
Cathay General Bancorp	3,274,800	86,487
Codorus Valley Bancorp, Inc. (e)	502,320	10,860
ConnectOne Bancorp, Inc.	799,400	14,789
Customers Bancorp, Inc.	163,800	3,129
Dimeco, Inc.	28,240	1,124
Eagle Bancorp, Inc. (a)	532,900	19,147
East West Bancorp, Inc.	2,977,100	109,438
EFG Eurobank Ergasias SA (a)	313,075,700	108,676
Farmers & Merchants Bancorp, Inc.	44,700	1,207
First Bancorp, Puerto Rico (a)	7,428,572	38,703
First NBC Bank Holding Co. (a)	446,900	16,415
First West Virginia Bancorp, Inc.	49,500	990
Investors Bancorp, Inc.	3,194,500	34,341
LCNB Corp. (d)(e)	740,567	11,109
Northrim Bancorp, Inc. (e)	484,400	13,999
Norwood Financial Corp.	149,500	4,331
OFG Bancorp (d)(e)	2,504,542	38,996
Pacific Premier Bancorp, Inc. (a)(e)	910,200	14,736
Popular, Inc. (a)	1,741,700	55,525
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,339,700	11,520
Sparebanken More (primary capital certificate)	243,234	7,934
Sparebanken Nord-Norge	2,233,100	13,078
Susquehanna Bancshares, Inc.	200,300	1,965
Trico Bancshares	387,884	10,201
TSB Banking Group PLC	6,787,100	29,336
		855,716
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	$ 17,689
Federated Investors, Inc. Class B (non-vtg.) (d)	470,400	14,709
GFI Group, Inc.	5,650,000	31,075
State Street Corp.	367,200	27,709
Tullett Prebon PLC	1,488,500	6,765
		97,947
Consumer Finance - 0.5%
Aeon Credit Service (Asia) Co. Ltd.	14,884,000	12,158
Albemarle & Bond Holdings PLC (a)(e)	3,171,445	0
EZCORP, Inc. (non-vtg.) Class A (a)	450,503	5,082
Green Dot Corp. Class A (a)	1,854,600	44,325
H&T Group PLC	629,000	1,600
Nicholas Financial, Inc. (a)	253,200	3,092
Santander Consumer U.S.A. Holdings, Inc.	3,650,400	67,532
SLM Corp.	1,894,100	18,089
Synchrony Financial (a)	3,602,100	97,329
		249,207
Diversified Financial Services - 0.4%
Credit Analysis & Research Ltd.	50,000	1,088
Newship Ltd. (a)	2,500	1,000
NICE Holdings Co. Ltd.	1,175,000	19,357
NICE Information Service Co. Ltd.	2,800,000	12,118
Ricoh Leasing Co. Ltd.	893,100	24,918
The NASDAQ OMX Group, Inc.	386,600	16,724
Voya Financial, Inc.	2,381,700	93,482
		168,687
Insurance - 8.4%
Admiral Group PLC	532,900	11,381
AEGON NV	55,636,200	453,460
AFLAC, Inc.	348,000	20,786
Amlin PLC	2,094,600	15,259
April (e)	2,685,000	40,208
Assurant, Inc. (e)	5,079,800	346,544
Axis Capital Holdings Ltd. (e)	7,523,600	362,186
CNO Financial Group, Inc.	1,162,600	21,078
Endurance Specialty Holdings Ltd. (e)	2,515,700	145,785
FBD Holdings PLC	169,300	2,864
Genworth Financial, Inc. Class A (a)	23,570,000	329,744
Hartford Financial Services Group, Inc.	7,740,400	306,365
HCC Insurance Holdings, Inc.	532,800	27,807
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hiscox Ltd.	1,355,087	$ 14,762
Lincoln National Corp.	7,732,200	423,415
MBIA, Inc. (a)	400,000	3,904
Meadowbrook Insurance Group, Inc.	1,649,300	10,506
MetLife, Inc.	870,800	47,232
National Interstate Corp.	922,900	26,247
National Western Life Insurance Co. Class A	144,070	39,043
NN Group NV	1,300,388	37,106
Primerica, Inc.	523,600	26,782
Progressive Corp.	628,700	16,604
Protective Life Corp.	1,451,500	101,141
RenaissanceRe Holdings Ltd. (e)	2,999,500	309,938
Torchmark Corp.	822,950	43,583
Unum Group (e)	18,500,000	619,010
Validus Holdings Ltd.	1,835,900	73,032
		3,875,772
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	8,801,300	100,423
CareTrust (REIT), Inc.	270,162	4,196
Cedar Shopping Centers, Inc.	867,300	5,967
Corrections Corp. of America	484,400	17,816
Melcor Real Estate Investment Trust (e)	842,900	7,524
Nieuwe Steen Investments NV	87,082	433
Northwest Healthcare Properties REIT (d)	1,234,600	10,856
		147,215
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	248,000	574
Devine Ltd. (a)	2,056,120	1,835
Leopalace21 Corp. (a)	4,961,700	31,077
Relo Holdings Corp. (e)	1,360,400	96,252
Tejon Ranch Co. (a)	148,800	4,491
		134,229
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	193,700	14,919
Clifton Bancorp, Inc.	380,422	4,953
Farmer Mac Class C (non-vtg.)	337,931	11,253
Genworth MI Canada, Inc. (e)	4,763,300	166,518
Genworth Mortgage Insurance Ltd.	8,434,990	27,909
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Meridian Bancorp, Inc. (a)	1,096,600	$ 12,435
New Hampshire Thrift Bancshares, Inc.	149,000	2,357
		240,344
TOTAL FINANCIALS		5,769,117
HEALTH CARE - 10.1%
Biotechnology - 1.0%
Amgen, Inc.	2,902,700	470,760
Health Care Equipment & Supplies - 1.1%
Apex Biotechnology Corp.	1,400,000	2,194
Arts Optical International Holdings Ltd. (e)	32,868,640	14,834
Atrion Corp.	9,767	3,223
Audika SA	291,700	4,291
Boston Scientific Corp. (a)	1,162,600	15,439
Exactech, Inc. (a)	48,400	1,031
Hoshiiryou Sanki Co. Ltd. (e)	348,300	8,572
Huvitz Co. Ltd. (e)	1,000,000	15,636
Invacare Corp.	871,900	13,698
Microlife Corp.	2,682,000	5,707
Mindray Medical International Ltd. sponsored ADR (d)	100,200	2,920
Nakanishi, Inc.	777,200	26,580
Pacific Hospital Supply Co. Ltd.	97,000	207
Prim SA (e)	1,678,100	13,143
ResMed, Inc. (d)	339,200	17,713
Span-America Medical System, Inc. (e)	279,700	5,272
St. Jude Medical, Inc.	2,381,700	152,834
St.Shine Optical Co. Ltd.	200,000	3,508
Supermax Corp. Bhd	10,500,000	7,440
Techno Medica Co. Ltd.	44,900	972
Thoratec Corp. (a)	50,000	1,359
Top Glove Corp. Bhd	1,000,000	1,487
Utah Medical Products, Inc. (e)	411,200	23,356
Zimmer Holdings, Inc.	1,702,600	189,397
		530,813
Health Care Providers & Services - 6.9%
A/S One Corp.	248,100	7,090
Aetna, Inc.	4,961,700	409,390
Almost Family, Inc. (a)(e)	906,414	26,685
Amedisys, Inc. (a)	697,700	18,210
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Bio-Reference Laboratories, Inc. (a)(d)	398,700	$ 11,977
Diversicare Healthcare Services, Inc.	223,300	2,684
DVx, Inc. (e)	815,100	7,780
Grupo Casa Saba SA de CV (a)	12,542,300	7,405
Hanger, Inc. (a)(e)	1,800,400	43,084
Hi-Clearance, Inc.	600,000	1,946
LHC Group, Inc. (a)(e)	1,833,600	44,648
Medica Sur SA de CV	397,000	1,677
MEDNAX, Inc. (a)	193,600	12,086
National Healthcare Corp.	6,478	391
Pelion SA	613,800	13,220
The Ensign Group, Inc.	682,100	26,411
Triple-S Management Corp. (a)(e)	2,417,434	53,522
Tsukui Corp. (d)(e)	2,504,100	24,210
U.S. Physical Therapy, Inc.	436,000	18,813
United Drug PLC (United Kingdom)	10,192,319	53,675
UnitedHealth Group, Inc.	21,955,700	2,086,019
Wellcare Health Plans, Inc. (a)	793,900	53,882
WellPoint, Inc.	2,177,000	275,804
WIN-Partners Co. Ltd. (e)	1,475,700	22,732
		3,223,341
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (a)	88,300	570
ND Software Co. Ltd. (e)	701,500	12,571
Quality Systems, Inc.	483,800	7,310
		20,451
Life Sciences Tools & Services - 0.0%
VWR Corp.	652,200	14,557
Pharmaceuticals - 1.0%
Bliss Gvs Pharma Ltd. (a)	4,400,000	4,767
Daewon Pharmaceutical Co. Ltd. (e)	1,599,965	24,645
Daewoong Co. Ltd.	185,040	8,835
DongKook Pharmaceutical Co. Ltd. (e)	785,370	32,235
Endo Health Solutions, Inc. (a)	288,200	19,286
FDC Ltd.	3,600,000	9,184
Fuji Pharma Co. Ltd.	281,900	5,222
Il Dong Holdings Co. Ltd. (e)	2,300,000	34,785
Jeil Pharmaceutical Co. (e)	1,427,860	31,828
Kaken Pharmaceutical Co. Ltd.	100,000	2,505
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	29,862
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Kyung Dong Pharmaceutical Co. Ltd.	34,211	$ 761
Mylan, Inc. (a)	436,000	23,348
Pharmstandard OJSC (a)	19,800	571
Phibro Animal Health Corp. Class A (e)	1,489,100	38,597
Recordati SpA	6,450,300	111,548
Torrent Pharmaceuticals Ltd.	150,000	2,154
Tsumura & Co.	876,000	19,601
Whanin Pharmaceutical Co. Ltd. (e)	1,793,500	41,063
		440,797
TOTAL HEALTH CARE		4,700,719
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.2%
Engility Holdings, Inc. (a)	847,200	36,599
GenCorp, Inc. (non-vtg.) (a)(d)	874,200	14,826
Magellan Aerospace Corp.	620,200	6,807
Textron, Inc.	396,300	16,458
		74,690
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(e)	236,700	3,172
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,088,000	77,089
Hub Group, Inc. Class A (a)	575,608	20,889
UTi Worldwide, Inc. (a)	1,328,000	14,515
Yusen Logistics Co. Ltd. (e)	3,770,900	38,035
		153,700
Airlines - 0.1%
JetBlue Airways Corp. (a)(d)	1,509,200	17,416
Republic Airways Holdings, Inc. (a)	1,171,100	14,662
SkyWest, Inc.	1,046,500	12,056
		44,134
Building Products - 0.0%
Kingspan Group PLC (Ireland)	99,300	1,553
Kondotec, Inc. (e)	1,687,000	10,857
		12,410
Commercial Services & Supplies - 1.2%
1010 Printing Group Ltd.	22,447,640	3,096
Aeon Delight Co. Ltd.	496,100	12,119
AJIS Co. Ltd. (e)	521,100	8,151
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Asia File Corp. Bhd	2,800,000	$ 6,040
CECO Environmental Corp.	775,100	11,099
Civeo Corp. (e)	5,943,400	72,450
Fursys, Inc. (e)	950,000	28,426
Industrial Services of America, Inc. (a)(d)	41,800	230
Knoll, Inc. (e)	2,853,000	56,746
Matthews International Corp. Class A	210,300	9,691
Mears Group PLC	1,653,815	11,694
Mitie Group PLC (e)	22,509,900	108,351
Moleskine SpA (a)(d)	347,300	465
Moshi Moshi Hotline, Inc.	793,900	7,923
Multi-Color Corp.	387,000	19,079
Nac Co. Ltd. (e)	1,209,500	13,429
NICE Total Cash Management Co., Ltd. (e)	2,601,400	5,968
Prestige International, Inc.	803,100	6,943
Progressive Waste Solution Ltd. (Canada) (d)	1,001,300	29,247
RPS Group PLC	595,400	2,233
United Stationers, Inc. (e)	2,341,544	97,806
VICOM Ltd.	3,290,000	15,119
West Corp.	930,100	29,763
		556,068
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)(e)	8,985,703	292,485
Arcadis NV	1,240,500	38,125
Astaldi SpA (d)	2,400,600	16,771
Ausdrill Ltd.	2,446,936	1,323
Badger Daylighting Ltd.	285,800	7,022
C-Cube Corp.	177,000	716
Daiichi Kensetsu Corp. (e)	2,018,200	27,449
Engineers India Ltd.	2,150,008	9,527
EPCO Co. Ltd. (d)	148,800	2,424
Geumhwa PSC Co. Ltd. (e)	325,000	15,109
Heijmans NV (Certificaten Van Aandelen)	179,000	2,432
Jacobs Engineering Group, Inc. (a)	225,800	10,714
Kier Group PLC (d)	629,331	15,000
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	9,974
Meisei Industrial Co. Ltd.	1,290,000	8,286
Mirait Holdings Corp.	1,800,000	20,149
Nippon Rietec Co. Ltd.	1,186,000	8,420
Sanyo Engineering & Construction, Inc.	620,000	2,533
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Severfield PLC (a)	3,225,233	$ 3,096
Shinnihon Corp.	1,838,500	6,453
Shinsegae Engineering & Construction Co. Ltd. (a)	40,951	812
ShoLodge, Inc. (a)(e)	484,427	0
Sterling Construction Co., Inc. (a)(e)	1,850,000	16,317
Tutor Perini Corp. (a)	598,000	16,750
United Integration Services Co. Ltd.	5,000,000	4,746
Vianini Lavori SpA	694,700	4,205
		540,838
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,654,000	5,223
Aros Quality Group AB	846,700	9,374
AZZ, Inc. (e)	1,451,500	67,872
Babcock & Wilcox Co.	465,482	13,313
Bharat Heavy Electricals Ltd.	22,000,000	91,911
Chiyoda Integre Co. Ltd.	508,500	8,767
EnerSys	290,700	18,256
FW Thorpe PLC	4,961,700	10,199
GrafTech International Ltd. (a)	96,800	415
Graphite India Ltd. (a)	1,913,595	2,983
Hammond Power Solutions, Inc. Class A	380,000	2,195
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	16,852
Jinpan International Ltd.	224,300	1,723
Korea Electric Terminal Co. Ltd. (e)	700,000	35,898
Servotronics, Inc. (a)(e)	158,800	1,018
TKH Group NV unit (e)	2,000,000	60,602
		346,601
Industrial Conglomerates - 1.0%
DCC PLC (United Kingdom) (e)	7,900,000	441,559
Reunert Ltd.	1,984,800	10,475
		452,034
Machinery - 1.5%
Aalberts Industries NV (e)	9,192,000	244,720
Allison Transmission Holdings, Inc.	617,500	20,056
ASL Marine Holdings Ltd. (e)	31,741,000	14,734
CKD Corp.	1,548,100	13,581
Foremost Income Fund	2,141,103	11,113
Gencor Industries, Inc. (a)(e)	446,800	4,329
Global Brass & Copper Holdings, Inc. (e)	1,117,500	15,645
Hurco Companies, Inc. (e)	621,200	23,935
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (e)	219,900	$ 14,081
Hyster-Yale Materials Handling:
Class A	241,900	18,987
Class B (a)	310,000	24,332
Ihara Science Corp. (e)	1,107,800	9,724
Jaya Holdings Ltd. (e)	72,249,000	2,370
Kyowakogyosyo Co. Ltd. (e)	363,000	2,485
Maruzen Co. Ltd. (e)	1,856,000	16,636
Metka SA	818,700	8,002
Mincon Group PLC	2,378,024	2,205
Mirle Automation Corp.	4,000,000	3,324
Nadex Co. Ltd. (e)	929,000	5,521
Nakano Refrigerators Co. Ltd.	19,800	682
Nitchitsu Co. Ltd.	447,000	807
Oshkosh Truck Corp.	2,282,400	102,160
S&T Holdings Co. Ltd. (e)	810,000	13,004
Semperit AG Holding	522,400	25,845
SIMPAC, Inc.	583,000	3,201
Takamatsu Machinery Co. Ltd.	411,200	2,916
Techno Smart Corp. (e)	1,047,000	4,479
Terex Corp.	400,000	11,508
Tocalo Co. Ltd. (e)	919,200	17,340
TriMas Corp. (a)	1,207,500	38,229
Trinity Industrial Corp.	843,000	3,146
Valmet Corp.	320,900	3,390
Young Poong Precision Corp.	138,011	1,187
		683,674
Marine - 0.0%
DryShips, Inc. (d)	2,395,500	3,545
Matson, Inc.	262,379	7,475
Tokyo Kisen Co. Ltd. (e)	968,000	5,226
		16,246
Professional Services - 0.6%
Akka Technologies SA (e)	1,172,441	38,347
Boardroom Ltd.	3,006,142	1,292
CBIZ, Inc. (a)	1,100,000	10,153
Clarius Group Ltd. (a)	4,108,189	916
CRA International, Inc. (a)(e)	900,965	27,029
Exova Group Ltd. PLC (a)	4,961,200	13,472
ICF International, Inc. (a)	374,036	13,592
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
McMillan Shakespeare Ltd.	99,585	$ 942
Sporton International, Inc.	627,000	3,034
Stantec, Inc.	2,034,300	128,893
Synergie SA	148,800	3,407
VSE Corp. (e)	513,740	30,968
		272,045
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (e)	1,667,800	18,710
CSX Corp.	360,200	12,834
Hamakyorex Co. Ltd. (e)	731,500	23,491
Higashi Twenty One Co. Ltd.	94,300	475
Hutech Norin Co. Ltd. (e)	1,009,900	8,829
Roadrunner Transportation Systems, Inc. (a)	581,200	11,979
Sakai Moving Service Co. Ltd. (e)	760,200	24,259
Trancom Co. Ltd. (e)	998,900	41,744
Universal Truckload Services, Inc.	699,100	18,400
		160,721
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,439,000	20,511
AerCap Holdings NV (a)	431,096	18,684
Goodfellow, Inc. (e)	844,100	6,853
Hanwa Co. Ltd.	629,000	2,268
Houston Wire & Cable Co. (e)	1,220,600	16,551
KS Energy Services Ltd. (a)	15,382,000	5,470
Meiwa Corp.	400,300	1,489
Mitani Shoji Co. Ltd.	794,000	20,141
Otec Corp.	145,200	1,061
Parker Corp. (e)	2,595,000	12,916
Richelieu Hardware Ltd. (d)	338,700	16,069
Senshu Electric Co. Ltd. (e)	1,044,900	15,767
Strongco Corp. (a)(e)	992,088	2,685
Tanaka Co. Ltd.	42,600	254
TECHNO ASSOCIE Co. Ltd.	281,900	2,694
Titan Machinery, Inc. (a)(e)	1,122,300	15,443
Totech Corp. (e)	1,031,100	7,348
		166,204
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,524,600	8,927
Meiko Transportation Co. Ltd.	968,000	9,052
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Sinwa Ltd. (e)	23,744,000	$ 4,498
Wesco Aircraft Holdings, Inc. (a)	678,100	12,036
		34,513
TOTAL INDUSTRIALS		3,513,878
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.4%
Arris Group, Inc. (a)	178,100	5,347
Bel Fuse, Inc. Class A (e)	232,700	5,911
Black Box Corp. (e)	1,742,540	38,318
ClearOne, Inc. (a)	203,200	1,987
Ixia (a)	1,212,200	11,673
Juniper Networks, Inc.	804,900	16,959
Mitel Networks Corp. (a)	1,687,000	15,757
NETGEAR, Inc. (a)(e)	2,031,900	69,166
Parrot SA (a)	145,200	2,755
Tessco Technologies, Inc. (e)	508,500	16,145
		184,018
Electronic Equipment & Components - 3.2%
A&D Co. Ltd. (d)(e)	1,128,500	5,333
AAC Technology Holdings, Inc.	397,000	2,382
Beijer Electronics AB	96,200	710
CDW Corp.	678,100	20,913
DigiTech Systems Co., Ltd. (a)	725,000	1,431
Dynapack International Technology Corp.	3,200,000	7,771
Elec & Eltek International Co. Ltd.	1,741,000	2,489
Elematec Corp. (e)	1,161,100	24,969
Excel Co. Ltd. (e)	880,400	11,018
Fabrinet (a)	399,300	7,271
Hi-P International Ltd.	20,392,000	10,462
Hon Hai Precision Industry Co. Ltd. (Foxconn)	157,988,000	499,252
Huan Hsin Holdings Ltd. (a)	5,806,000	137
IDIS Holdings Co. Ltd. (e)	800,000	10,536
Image Sensing Systems, Inc. (a)(d)(e)	255,085	579
Ingram Micro, Inc. Class A (a)	196,800	5,282
Insight Enterprises, Inc. (a)	824,400	18,755
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	11,476
INTOPS Co. Ltd. (e)	859,900	12,485
Isra Vision AG (e)	423,900	25,217
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Kingboard Chemical Holdings Ltd. (e)	91,494,500	$ 180,258
Kingboard Laminates Holdings Ltd.	8,708,500	3,551
Kitagawa Industries Co. Ltd.	96,800	945
Lumax International Corp. Ltd.	1,400,000	2,988
Mesa Laboratories, Inc. (e)	300,000	22,911
Multi-Fineline Electronix, Inc. (a)(e)	2,395,497	24,314
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,488,500	10,053
Neonode, Inc. (a)(e)	4,045,535	8,657
Nippo Ltd. (e)	882,721	3,086
Orbotech Ltd. (a)	967,600	15,520
Pinnacle Technology Holdings Ltd. (e)	9,229,300	10,192
Redington India Ltd. (a)	4,500,000	7,565
Rofin-Sinar Technologies, Inc. (a)	173,600	3,887
ScanSource, Inc. (a)(e)	2,300,000	87,814
Shibaura Electronics Co. Ltd. (e)	752,600	16,433
Sigmatron International, Inc. (a)	189,300	1,327
Simplo Technology Co. Ltd.	7,000,000	34,002
SYNNEX Corp. (e)	3,391,400	234,617
Taitron Components, Inc. Class A (sub. vtg.) (a)	205,908	200
Tomen Devices Corp. (e)	658,000	10,462
Tomen Electronics Corp. (e)	1,444,100	22,147
Tripod Technology Corp.	600,000	1,121
TTM Technologies, Inc. (a)	1,681,800	11,621
UKC Holdings Corp. (e)	1,519,100	24,717
Universal Security Instruments, Inc. (a)(e)	233,455	1,447
Venture Corp. Ltd.	2,450,000	14,757
VST Holdings Ltd. (e)	144,451,800	49,877
Wireless Telecom Group, Inc. (a)	486,300	1,211
		1,484,148
Internet Software & Services - 0.2%
Bankrate, Inc. (a)	876,900	9,523
Blucora, Inc. (a)	512,400	8,685
Conversant, Inc. (a)	378,100	13,328
DeNA Co. Ltd. (d)	595,400	7,694
Gabia, Inc. (e)	1,342,000	7,494
Liquidity Services, Inc. (a)(e)	1,588,400	20,300
Melbourne IT Ltd. (e)	7,919,692	9,737
NetGem SA	992,400	2,761
Rentabiliweb Group SA (a)	89,300	659
SBS Contents Hub Co. Ltd.	99,365	1,396
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Softbank Technology Corp.	150,000	$ 1,894
Stamps.com, Inc. (a)	415,998	15,350
UANGEL Corp. (e)	750,000	2,070
Yahoo!, Inc. (a)	173,500	7,990
		108,881
IT Services - 4.6%
ALTEN	856,600	36,626
Amdocs Ltd.	7,956,700	378,262
Argo Graphics, Inc.	446,500	8,074
Blackhawk Network Holdings, Inc. (a)	1,993,486	66,582
Calian Technologies Ltd. (e)	753,300	12,398
CGI Group, Inc. Class A (sub. vtg.) (a)	532,900	18,294
Computer Sciences Corp.	4,596,500	277,629
Computer Services, Inc.	272,900	11,189
CSE Global Ltd. (e)	47,498,000	24,955
Data#3 Ltd.	3,274,761	1,925
Dimerco Data System Corp.	600,000	424
eClerx Services Ltd.	1,250,000	26,401
EOH Holdings Ltd. (e)	7,740,400	75,525
EPAM Systems, Inc. (a)	496,600	23,708
Estore Corp.	128,300	1,110
EVERTEC, Inc.	598,000	13,575
ExlService Holdings, Inc. (a)	331,524	9,279
Genpact Ltd. (a)	581,200	10,200
Heartland Payment Systems, Inc. (e)	1,893,700	97,810
Hexaware Technologies Ltd.	600,000	1,931
HIQ International AB	818,700	4,435
Indra Sistemas (d)(e)	15,877,600	175,094
Know IT AB (e)	1,671,000	12,220
Leidos Holdings, Inc.	1,209,500	44,231
Luxoft Holding, Inc. (a)(d)	121,000	4,839
ManTech International Corp. Class A (e)	1,786,200	50,299
Mastek Ltd. (e)	2,025,000	8,558
NCI, Inc. Class A (a)(e)	868,330	8,840
Neustar, Inc. Class A (a)(d)	2,198,207	58,055
Panasonic Information Systems Co. (e)	615,200	16,513
Rolta India Ltd.	2,699,942	4,870
Science Applications International Corp.	700,000	34,237
Societe Pour L'Informatique Industrielle SA (e)	1,935,100	16,490
Softcreate Co. Ltd.	309,600	2,581
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sopra Group SA	18,461	$ 1,384
The Western Union Co.	21,040,000	356,838
Total System Services, Inc.	992,400	33,533
TravelSky Technology Ltd. (H Shares)	2,990,000	3,124
Unisys Corp. (a)	428,600	10,989
Vantiv, Inc. (a)	581,300	17,974
VeriFone Systems, Inc. (a)	844,200	31,455
Xerox Corp.	9,717,600	129,050
		2,121,506
Semiconductors & Semiconductor Equipment - 0.5%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,175,100	20,163
Audience, Inc. (a)	672,100	2,507
Axell Corp. (e)	893,100	12,260
Broadcom Corp. Class A	193,300	8,095
Lasertec Corp.	496,100	6,207
Leeno Industrial, Inc. (e)	799,200	31,650
Melexis NV (e)	2,977,100	135,781
Miraial Co. Ltd.	209,900	3,232
Nextchip Co. Ltd. (a)(e)	1,070,110	2,848
Phison Electronics Corp.	300,000	2,023
Powertech Technology, Inc.	9,460,000	15,880
Telechips, Inc. (a)(e)	1,058,800	4,779
Trio-Tech International (a)(e)	277,900	1,070
Varitronix International Ltd.	8,435,000	7,018
Y.A.C. Co., Ltd.	447,300	2,388
		255,901
Software - 5.6%
AdaptIT Holdings Ltd.	3,069,800	2,185
ANSYS, Inc. (a)(e)	4,837,800	380,058
Autodesk, Inc. (a)	145,600	8,378
AVG Technologies NV (a)	431,400	7,731
Axway Software SA	48,400	1,012
BroadSoft, Inc. (a)	277,600	6,357
Cybernet Systems Co. Ltd. (d)	1,550,200	6,905
Ebix, Inc. (d)(e)	2,625,700	38,729
Exact Holdings NV	575,000	22,593
Geodesic Ltd. (a)(e)	4,873,000	0
ICT Automatisering NV (e)	830,300	5,671
IGE + XAO SA	38,700	2,870
InfoVine Co. Ltd. (e)	175,000	4,373
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
init innovation in traffic systems AG	9,676	$ 234
Jorudan Co. Ltd. (e)	508,000	3,347
King Digital Entertainment PLC (d)	298,300	3,401
KPIT Cummins Infosystems Ltd. (a)	7,200,000	19,448
KSK Co., Ltd. (e)	620,500	4,370
Micro Focus International PLC	397,000	6,300
Microsoft Corp.	29,000,000	1,361,550
Net 1 UEPS Technologies, Inc. (a)	694,700	8,850
NIIT Technologies Ltd. (a)	2,018,000	12,702
Nuance Communications, Inc. (a)	687,100	10,602
Nucleus Software Exports Ltd. (e)	2,200,000	7,861
Oracle Corp.	13,059,200	509,962
Parametric Technology Corp. (a)	619,578	23,637
Pro-Ship, Inc.	147,300	3,114
Software AG (Bearer)	3,473,200	87,245
Sword Group (e)	586,742	13,639
Symantec Corp.	589,600	14,634
Synopsys, Inc. (a)	339,200	13,900
Vitec Software Group AB	203,200	3,701
Zensar Technologies Ltd.	738,500	7,292
		2,602,651
Technology Hardware, Storage & Peripherals - 5.2%
Compal Electronics, Inc.	129,690,000	95,707
EMC Corp.	535,000	15,371
Hewlett-Packard Co.	6,334,500	227,282
Lexmark International, Inc. Class A	1,885,500	81,378
Logitech International SA (Reg.) (a)(d)	4,217,500	59,614
NCR Corp. (a)	691,200	19,126
QLogic Corp. (a)	777,456	9,182
Quantum Corp. (a)	6,516,800	8,342
Seagate Technology LLC (e)	29,026,300	1,823,722
Silicon Graphics International Corp. (a)	914,500	7,938
Super Micro Computer, Inc. (a)	1,697,922	54,266
TPV Technology Ltd.	81,276,000	15,948
		2,417,876
TOTAL INFORMATION TECHNOLOGY		9,174,981
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 1.9%
Aditya Birla Chemicals India Ltd. (e)	2,300,000	$ 9,745
C. Uyemura & Co. Ltd. (e)	600,000	28,537
Chase Corp. (e)	880,000	31,566
Core Molding Technologies, Inc. (a)(e)	397,000	5,280
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	19,249
Deepak Nitrite Ltd. (e)	6,000,000	7,207
EcoGreen Fine Chemical Group Ltd. (e)	43,650,000	12,926
FMC Corp.	2,902,600	166,464
Fujikura Kasei Co., Ltd. (e)	3,165,600	16,384
Fuso Chemical Co. Ltd.	1,331,900	14,192
Gujarat Narmada Valley Fertilizers Co. (e)	12,000,000	16,813
Gujarat State Fertilizers & Chemicals Ltd. (a)(e)	31,000,000	61,011
Honshu Chemical Industry Co. Ltd. (e)	920,000	8,163
Huabao International Holdings Ltd.	2,977,000	2,129
Innospec, Inc.	967,600	39,062
Intrepid Potash, Inc. (a)	815,300	10,966
KPC Holdings Corp.	43,478	3,310
KPX Chemical Co. Ltd.	163,083	9,046
KPX Green Chemical Co. Ltd.	200,000	1,191
Kraton Performance Polymers, Inc. (a)	1,091,600	19,529
Miwon Chemicals Co. Ltd.	55,095	1,859
Miwon Commercial Co. Ltd. (a)	13,819	2,141
Muto Seiko Co. Ltd.	290,200	1,607
Nano Chem Tech, Inc.	125,000	350
Nuplex Industries Ltd.	4,290,992	10,536
OM Group, Inc. (e)	1,935,100	50,371
PolyOne Corp.	334,300	12,372
Rayonier Advanced Materials, Inc. (d)	278,700	7,951
RPM International, Inc.	387,500	17,554
SK Kaken Co. Ltd.	377,000	28,853
Soda Aromatic Co. Ltd.	291,300	2,588
Soken Chemical & Engineer Co. Ltd. (e)	778,900	7,550
T&K Toka Co. Ltd. (e)	793,900	17,743
Thai Carbon Black PCL (For. Reg.) (a)	13,396,800	11,570
Thai Rayon PCL:
unit	100,000	96
(For. Reg.)	3,175,500	3,046
Tronox Ltd. Class A	749,500	18,123
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Yara International ASA	4,403,900	$ 202,209
Yip's Chemical Holdings Ltd. (e)	29,996,000	20,189
		899,478
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)(e)	823,200	4,163
Mitani Sekisan Co. Ltd. (e)	1,736,600	30,208
Titan Cement Co. SA (Reg.)	744,200	16,498
		50,869
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	100,000	47
Ball Corp.	279,730	18,023
Chuoh Pack Industry Co. Ltd. (e)	493,000	5,630
Kohsoku Corp. (e)	2,029,300	16,830
Samhwa Crown & Closure Co. Ltd.	50,000	1,703
Sealed Air Corp.	484,400	17,560
Silgan Holdings, Inc.	870,800	42,809
Sonoco Products Co.	371,600	15,187
Starlite Holdings Ltd.	2,904,000	182
The Pack Corp. (e)	1,925,500	39,774
		157,745
Metals & Mining - 0.3%
Alconix Corp. (e)	1,235,700	16,374
Blue Earth Refineries, Inc. (a)	265,409	0
Chubu Steel Plate Co. Ltd.	483,800	2,198
Compania de Minas Buenaventura SA sponsored ADR	2,232,700	20,541
Freeport-McMoRan, Inc.	462,600	13,184
Handy & Harman Ltd. (a)	34,600	1,222
Hill & Smith Holdings PLC	2,083,900	18,885
Korea Steel Shapes Co. Ltd.	33,009	771
Orosur Mining, Inc. (a)	3,473,200	586
Orvana Minerals Corp. (a)	893,117	242
Pacific Metals Co. Ltd. (a)	4,451,000	14,081
Sherritt International Corp.	1,548,100	3,846
Tohoku Steel Co. Ltd. (e)	730,600	8,727
Tokyo Kohtetsu Co. Ltd. (e)	1,389,300	4,729
Tokyo Tekko Co. Ltd. (e)	4,451,000	20,462
Webco Industries, Inc. (a)	8,892	734
		126,582
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
Cardinal Co. Ltd.	74,500	$ 408
Stella-Jones, Inc. (a)	600,000	17,424
		17,832
TOTAL MATERIALS		1,252,506
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	999,500	1,455
Asia Satellite Telecommunications Holdings Ltd.	397,500	1,385
		2,840
UTILITIES - 0.3%
Electric Utilities - 0.1%
Exelon Corp.	996,700	36,469
Gas Utilities - 0.1%
GAIL India Ltd.	1,200,000	10,314
Hokuriku Gas Co.	1,786,000	4,332
K&O Energy Group, Inc.	499,300	6,305
Keiyo Gas Co. Ltd.	604,000	2,851
KyungDong City Gas Co. Ltd.	153,670	16,734
Kyungnam Energy Co. Ltd.	200,000	1,322
		41,858
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,630,800	17,821
Multi-Utilities - 0.1%
CMS Energy Corp.	890,100	29,080
Water Utilities - 0.0%
Manila Water Co., Inc.	969,300	623
TOTAL UTILITIES		125,851
TOTAL COMMON STOCKS (Cost $21,872,683)		41,023,257
Nonconvertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,393
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,984,700	$ 15,793
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,064)		17,186
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 (Cost $23,418)	$ 13,562	7,663
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,318,211,332	5,318,211
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	394,382,725	394,383
TOTAL MONEY MARKET FUNDS (Cost $5,712,594)		5,712,594
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $27,625,759)		46,760,700
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(316,651)
NET ASSETS - 100%		$ 46,444,049
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,915
Fidelity Securities Lending Cash Central Fund	5,474
Total	$ 11,389
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 5,682	$ 173	$ 18	$ 45	$ 5,333
Aalberts Industries NV	281,757	-	860	-	244,720
Abbey PLC	30,448	-	209	157	28,428
Abercrombie & Fitch Co. Class A	289,830	-	1,012	1,473	245,837
Accell Group NV	43,386	-	137	-	37,316
Aditya Birla Chemicals India Ltd.	7,838	-	172	58	9,745
AECOM Technology Corp.	258,543	33,293	10,567	-	292,485
Aeropostale, Inc.	27,148	-	-	-	24,613
Air T, Inc.	2,753	-	10	-	3,172
AJIS Co. Ltd.	8,540	-	28	-	8,151
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AKITA Drilling Ltd. Class A (non-vtg.)	$ 25,743	$ -	$ 82	$ 112	$ 21,100
Akka Technologies SA	41,030	-	140	-	38,347
Albemarle & Bond Holdings PLC	356	-	-	-	-
Alconix Corp.	18,564	78	60	182	16,374
Almost Family, Inc.	21,317	-	84	-	26,685
Alpha & Omega Semiconductor Ltd.	22,652	-	2,881	-	20,163
Alps Logistics Co. Ltd.	17,922	-	64	309	18,710
Ambassadors Group, Inc.	7,390	-	22	-	6,081
ANSYS, Inc.	373,459	-	1,291	-	380,058
April	60,280	-	185	-	40,208
Ark Restaurants Corp.	4,456	-	16	52	4,593
Arts Optical International Holdings Ltd.	10,016	-	49	161	14,834
ASL Marine Holdings Ltd.	16,853	334	50	245	14,734
Assurant, Inc.	322,933	-	1,100	1,376	346,544
ASTI Corp.	2,661	-	12	-	2,384
Atlas Air Worldwide Holdings, Inc.	69,191	2,370	256	-	77,089
Axell Corp.	14,165	-	48	184	12,260
Axis Capital Holdings Ltd.	325,726	-	1,195	2,031	362,186
AZZ, Inc.	63,553	-	216	218	67,872
Barratt Developments PLC	481,338	-	1,719	9,242	545,161
Bel Fuse, Inc. Class A	5,387	-	19	14	5,911
Belc Co. Ltd.	56,050	-	179	385	55,753
Belluna Co. Ltd.	48,790	-	148	516	44,821
Best Buy Co., Inc.	1,021,017	-	27,476	6,434	1,143,502
Black Box Corp.	36,191	-	139	174	38,318
BMTC Group, Inc. Class A (sub. vtg.)	67,542	-	251	507	74,497
Brampton Brick Ltd. Class A (sub. vtg.)	4,355	-	14	-	4,163
C. Uyemura & Co. Ltd.	34,020	-	1,191	-	28,537
Cal Dive International, Inc.	6,403	-	16	-	585
Calian Technologies Ltd.	14,688	-	42	165	12,398
Career Education Corp.	33,337	-	115	-	37,713
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cash Converters International Ltd.	$ 24,558	$ 415	$ 81	$ 429	$ 23,077
Centrus Energy Corp. Class A	-	8,493	-	-	2,991
Chase Corp.	29,652	137	98	528	31,566
Chuoh Pack Industry Co. Ltd.	6,250	-	23	81	5,630
Civeo Corp.	127,754	12,291	413	654	72,450
Clip Corp.	3,253	-	11	-	3,073
Codorus Valley Bancorp, Inc.	9,462	597	33	60	10,860
Core Molding Technologies, Inc.	5,277	-	18	-	5,280
Cosmos Pharmaceutical Corp.	220,093	-	741	-	255,933
CRA International, Inc.	23,464	-	2,433	-	27,029
Create SD Holdings Co. Ltd.	78,557	-	254	-	77,652
CSE Global Ltd.	27,687	-	84	478	24,955
Cybernet Systems Co. Ltd.	7,278	-	2,264	-	-
Daewon Pharmaceutical Co. Ltd.	17,803	-	548	-	24,645
Daiichi Kensetsu Corp.	28,865	-	103	-	27,449
DCC PLC (United Kingdom)	455,343	-	3,679	-	441,559
Deepak Fertilisers and Petrochemicals Corp. Ltd.	20,290	-	-	-	19,249
Deepak Nitrite Ltd.	7,934	-	-	-	7,207
Divestco, Inc.	514	-	1	-	300
Dong Suh Companies, Inc.	98,054	302	-	-	101,597
DongKook Pharmaceutical Co. Ltd.	23,113	-	599	-	32,235
Dorel Industries, Inc. Class B (sub. vtg.)	111,062	-	334	805	97,713
Doshisha Co. Ltd.	36,672	-	1,571	312	31,420
DVx, Inc.	7,461	-	25	-	7,780
Ebix, Inc.	32,550	622	131	194	38,729
EcoGreen Fine Chemical Group Ltd.	13,710	-	45	112	12,926
Educational Development Corp.	1,803	-	6	30	1,636
Elematec Corp.	21,667	-	72	287	24,969
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Endurance Specialty Holdings Ltd.	$ 133,500	$ -	$ 476	$ 858	$ 145,785
EOH Holdings Ltd.	68,225	-	234	721	75,525
Excel Co. Ltd.	17,995	-	59	123	11,018
Farstad Shipping ASA	56,831	-	149	-	35,461
First Juken Co. Ltd.	21,501	-	68	257	18,350
Folli Follie SA	175,629	-	527	4,027	136,602
Food Empire Holdings Ltd.	15,401	-	52	-	13,696
Fresh Del Monte Produce, Inc.	183,119	-	673	765	195,739
Fuji Kosan Co. Ltd.	4,721	-	15	-	4,208
Fuji Oil Co. Ltd.	18,497	-	64	-	16,227
Fujikura Kasei Co., Ltd.	16,414	-	55	182	16,384
Fursys, Inc.	30,525	-	-	-	28,426
Fyffes PLC (Ireland)	40,978	-	118	271	33,534
Gabia, Inc.	6,631	-	-	-	7,494
GameStop Corp. Class A	244,471	-	3,483	1,922	245,648
Gencor Industries, Inc.	4,833	-	15	-	4,329
Genky Stores, Inc.	9,170	-	37	-	11,554
Genworth MI Canada, Inc.	173,311	-	538	1,302	166,518
Geodesic Ltd.	141	-	-	-	-
Geumhwa PSC Co. Ltd.	13,551	-	-	-	15,109
Gildan Activewear, Inc.	416,798	-	1,315	653	422,326
Glentel, Inc.	21,636	-	73	216	19,448
Global Brass & Copper Holdings, Inc.	17,018	-	54	42	15,645
Goodfellow, Inc.	7,612	-	24	159	6,853
Green Dot Corp. Class A	35,823	-	2,681	-	-
Greggs PLC	85,359	-	280	954	93,160
Guess?, Inc.	220,700	1,360	646	1,909	188,915
Gujarat Narmada Valley Fertilizers Co.	17,956	413	-	678	16,813
Gujarat State Fertilizers & Chemicals Ltd.	39,198	-	-	-	61,011
Gulliver International Co. Ltd.	52,416	-	24,262	300	-
Halows Co. Ltd.	17,545	-	57	-	16,572
Hamakyorex Co. Ltd.	22,785	-	79	133	23,491
Hampshire Group Ltd.	3,215	-	10	-	2,234
Handsome Co. Ltd.	64,893	-	-	-	72,782
Hanger, Inc.	3,076	37,811	112	-	43,084
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hankook Shell Oil Co. Ltd.	$ 32,938	$ -	$ 1,067	$ -	$ 29,583
Hanwha Galleria Timeworld Co. Ltd.	15,301	-	-	-	20,470
Heartland Payment Systems, Inc.	92,227	-	2,299	165	97,810
Helen of Troy Ltd.	148,105	-	1,105	-	169,543
Hiday Hidaka Corp.	33,700	-	554	230	42,107
Honshu Chemical Industry Co. Ltd.	7,278	-	25	76	8,163
Hoshiiryou Sanki Co. Ltd.	10,695	-	33	57	8,572
Houston Wire & Cable Co.	14,709	-	53	147	16,551
HTL International Holdings Ltd.	6,374	-	22	225	5,980
Hurco Companies, Inc.	20,014	-	75	43	23,935
Hutech Norin Co. Ltd.	10,027	-	31	116	8,829
Huvitz Co. Ltd.	12,665	-	-	-	15,636
Hwacheon Machine Tool Co. Ltd.	13,316	-	-	-	14,081
I-Sheng Electric Wire & Cable Co. Ltd.	17,949	-	-	-	16,852
IA Group Corp.	6,654	-	23	84	5,985
ICT Automatisering NV	5,754	-	123	-	5,671
IDIS Holdings Co. Ltd.	10,574	-	-	-	10,536
Ihara Science Corp.	9,965	3	31	-	9,724
Il Dong Holdings Co. Ltd.	33,888	-	3,348	-	34,785
Image Sensing Systems, Inc.	902	-	881	-	579
Indra Sistemas	246,916	-	785	-	175,094
InfoVine Co. Ltd.	4,567	-	-	-	4,373
Intage Holdings, Inc.	28,886	-	580	-	24,263
Intelligent Digital Integrated Security Co. Ltd.	14,181	-	-	-	11,476
INTOPS Co. Ltd.	15,300	-	-	-	12,485
INZI Controls Co. Ltd.	7,865	-	-	-	7,139
Isewan Terminal Service Co. Ltd.	9,659	33	32	125	8,927
Isra Vision AG	26,613	-	90	-	25,217
Jaya Holdings Ltd.	3,588	-	10	-	2,370
Jeil Pharmaceutical Co.	41,772	-	1,252	-	31,828
JLM Couture, Inc.	480	-	2	-	479
Jorudan Co. Ltd.	3,396	-	13	54	3,347
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jumbo SA	$ 171,244	$ -	$ 547	$ 2,331	$ 124,785
Kingboard Chemical Holdings Ltd.	192,634	-	639	2,369	180,258
Knoll, Inc.	50,211	-	2,501	348	56,746
Know IT AB	14,765	-	45	-	12,220
Kohsoku Corp.	18,643	-	59	184	16,830
Kondotec, Inc.	11,235	-	38	139	10,857
Korea Electric Terminal Co. Ltd.	30,276	-	-	-	35,898
KSK Co., Ltd.	4,659	-	14	-	4,370
Kwang Dong Pharmaceutical Co. Ltd.	28,744	-	-	-	29,862
Kyeryong Construction Industrial Co. Ltd.	14,021	-	-	-	9,974
Kyoto Kimono Yuzen Co. Ltd.	15,644	-	226	155	14,116
Kyowakogyosyo Co. Ltd.	2,650	-	7	-	2,485
LCNB Corp.	11,296	-	35	119	11,109
Le Chateau, Inc. Class A (sub. vtg.)	2,701	-	6	-	2,170
Leeno Industrial, Inc.	29,484	-	1,977	-	31,650
LHC Group, Inc.	43,196	-	149	-	44,648
Liquidity Services, Inc.	21,496	-	76	-	20,300
ManTech International Corp. Class A	48,389	-	175	376	50,299
Maruzen Co. Ltd.	17,696	-	56	161	16,636
Mastek Ltd.	6,384	-	-	-	8,558
Mega First Corp. Bhd	16,087	-	21	211	17,821
Melbourne IT Ltd.	11,855	-	33	70	9,737
Melcor Real Estate Investment Trust	7,956	-	24	109	7,524
Melexis NV	138,271	-	452	3,218	135,781
Mesa Laboratories, Inc.	23,017	-	66	45	22,911
Metro, Inc. Class A (sub. vtg.)	683,831	-	14,845	2,466	721,267
Michang Oil Industrial Co. Ltd.	12,084	-	-	-	11,653
Miroku Corp.	2,570	-	11	27	2,827
Mitani Sekisan Co. Ltd.	26,116	-	97	107	30,208
Mitie Group PLC	116,293	-	369	-	108,351
Motonic Corp.	47,265	-	-	-	39,323
Mr. Bricolage SA	19,662	-	64	-	18,301
Muhak Co. Ltd.	91,496	-	-	-	84,921
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Multi-Fineline Electronix, Inc.	$ 23,457	$ -	$ 79	$ -	$ 24,314
Murakami Corp.	11,394	82	40	61	10,948
Muramoto Electronic Thailand PCL (For. Reg.)	9,776	-	34	-	10,053
Nac Co. Ltd.	16,765	-	44	199	13,429
NACCO Industries, Inc. Class A	14,355	-	51	78	17,571
Nadex Co. Ltd.	5,729	-	19	46	5,521
Nafco Co. Ltd.	38,984	-	121	354	30,634
Nakayamafuku Co. Ltd.	8,185	12	26	-	7,612
NCI, Inc. Class A	7,824	-	29	-	8,840
ND Software Co. Ltd.	14,791	-	43	-	12,571
Neonode, Inc.	-	7,687	-	-	8,657
NETGEAR, Inc.	77,282	-	14,299	-	69,166
Next PLC	1,843,594	-	22,171	-	1,642,724
Nextchip Co. Ltd.	2,932	-	-	-	2,848
NICE Total Cash Management Co., Ltd.	6,502	-	-	-	5,968
Nippo Ltd.	3,637	-	11	-	3,086
Nishimatsuya Chain Co. Ltd.	37,519	-	737	371	41,583
North Valley Bancorp	8,681	-	31	-	-
Northrim Bancorp, Inc.	11,905	-	39	87	13,999
Nucleus Software Exports Ltd.	7,468	-	-	-	7,861
Nutraceutical International Corp.	25,624	-	82	-	24,874
OFG Bancorp	39,972	-	-	180	38,996
OM Group, Inc.	54,889	-	186	146	50,371
P&F Industries, Inc. Class A	2,962	-	10	-	2,930
Pacific Premier Bancorp, Inc.	13,189	-	178	-	14,736
Pal Co. Ltd.	43,884	-	5,540	-	40,600
Panasonic Information Systems Co.	16,217	-	58	165	16,513
Parker Corp.	10,561	14	43	64	12,916
Pelion SA	14,467	-	374	-	-
Phibro Animal Health Corp. Class A	28,324	-	96	149	38,597
Pinnacle Technology Holdings Ltd.	11,606	-	37	-	10,192
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Piolax, Inc.	$ 37,494	$ -	$ 150	$ 179	$ 42,810
Prim SA	14,023	-	47	-	13,143
Qol Co. Ltd.	11,928	237	40	135	12,646
Relo Holdings Corp.	92,610	-	303	-	96,252
RenaissanceRe Holdings Ltd.	294,359	-	1,011	873	309,938
Rocky Mountain Chocolate Factory, Inc.	6,174	-	21	53	5,813
Ruby Tuesday, Inc.	31,434	-	5,931	-	34,172
S&T Holdings Co. Ltd.	13,996	-	-	-	13,004
Safeway, Inc.	489,018	35,340	1,746	3,487	528,483
Saga Communications, Inc. Class A	16,128	-	56	89	17,905
Sakai Moving Service Co. Ltd.	28,310	-	93	188	24,259
Samsung Climate Control Co. Ltd.	4,792	-	-	-	5,398
Sanei Architecture Planning Co. Ltd.	12,065	-	38	240	11,473
Sarantis SA	24,399	-	76	-	19,938
ScanSource, Inc.	71,308	10,672	251	-	87,814
Seagate Technology LLC	1,706,620	-	5,912	12,523	1,823,722
Select Harvests Ltd.	25,659	416	554	375	29,048
Senshu Electric Co. Ltd.	15,708	-	60	138	15,767
Servotronics, Inc.	1,053	-	4	-	1,018
Sewon Precision Industries Co. Ltd.	14,512	-	-	41	14,612
Shibaura Electronics Co. Ltd.	15,062	-	57	-	16,433
Shinsegae Engineering & Construction Co. Ltd.	4,744	-	4,804	-	-
ShoLodge, Inc.	2	-	-	-	-
Sinwa Ltd.	4,865	80	16	328	4,498
SJM Co. Ltd.	11,967	95	-	-	9,259
SJM Holdings Co. Ltd.	6,085	-	-	-	6,184
Societe Pour L'Informatique Industrielle SA	18,979	-	61	169	16,490
Soken Chemical & Engineer Co. Ltd.	8,865	-	28	-	7,550
Sonic Corp.	83,339	-	36,916	-	-
Span-America Medical System, Inc.	5,472	-	17	42	5,272
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sportscene Group, Inc. Class A	$ 3,027	$ -	$ 10	$ -	$ 2,747
Stanley Furniture Co., Inc.	2,988	-	11	-	3,335
Steiner Leisure Ltd.	61,992	-	3,192	-	62,043
Step Co. Ltd.	9,870	-	32	124	9,407
Sterling Construction Co., Inc.	15,563	769	46	-	16,317
Strattec Security Corp.	13,458	-	565	26	21,637
Strongco Corp.	3,296	-	10	-	2,685
Sun Hing Vision Group Holdings Ltd.	7,647	-	27	450	7,822
Sunjin Co. Ltd.	29,546	-	-	-	28,776
Super Micro Computer, Inc.	58,812	4,334	20,739	-	-
Swift Energy Co.	48,193	-	149	-	29,776
Sword Group	14,347	-	46	-	13,639
SYNNEX Corp.	219,474	-	725	424	234,617
T&K Toka Co. Ltd.	16,827	-	59	98	17,743
Techno Smart Corp.	5,246	-	13	34	4,479
Telechips, Inc.	4,533	-	-	-	4,779
Tessco Technologies, Inc.	15,558	-	49	102	16,145
The Monogatari Corp.	15,496	-	53	23	16,825
The Pack Corp.	38,239	-	125	-	39,774
Titan Machinery, Inc.	16,490	17	50	-	15,443
TKH Group NV unit	65,799	-	3,024	-	60,602
Tocalo Co. Ltd.	15,754	-	62	189	17,340
Tohoku Steel Co. Ltd.	9,460	-	30	36	8,727
Token Corp.	44,843	-	140	-	43,813
Tokyo Kisen Co. Ltd.	5,487	-	17	-	5,226
Tokyo Kohtetsu Co. Ltd.	5,646	-	18	57	4,729
Tokyo Tekko Co. Ltd.	23,726	-	76	73	20,462
Tomen Devices Corp.	11,462	-	38	-	10,462
Tomen Electronics Corp.	23,083	-	74	-	22,147
Total Energy Services, Inc.	48,493	-	153	111	42,093
Totech Corp.	7,537	112	25	84	7,348
TOW Co. Ltd.	7,918	-	26	16	7,736
Trancom Co. Ltd.	39,830	-	137	271	41,744
Trio-Tech International	1,032	-	4	-	1,070
Triple-S Management Corp.	41,913	-	150	-	53,522
Tsukui Corp.	21,377	1,808	71	96	24,210
TVA Group, Inc. Class B (non-vtg.)	16,108	-	52	-	14,193
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
UANGEL Corp.	$ 2,764	$ -	$ -	$ -	$ 2,070
UKC Holdings Corp.	23,792	-	89	250	24,717
Uni-Select, Inc.	50,376	-	177	224	49,297
Unit Corp.	214,459	-	702	-	163,369
United Stationers, Inc.	91,070	-	756	330	97,806
Universal Security Instruments, Inc.	857	-	3	-	1,447
Unum Group	571,080	63,752	2,047	3,053	619,010
Utah Medical Products, Inc.	21,459	-	71	103	23,356
VSE Corp.	30,705	-	97	-	30,968
VST Holdings Ltd.	37,074	-	164	-	49,877
W&T Offshore, Inc.	65,425	1,676	223	490	45,299
Watts Co. Ltd.	13,030	-	38	199	10,701
Weight Watchers International, Inc.	100,767	-	358	-	120,619
Whanin Pharmaceutical Co. Ltd.	27,350	-	1,629	-	41,063
WIN-Partners Co. Ltd.	17,424	-	64	-	22,732
Workman Co. Ltd.	70,306	-	258	-	74,426
YBM Sisa.com, Inc.	3,758	-	-	-	3,526
Yip's Chemical Holdings Ltd.	19,617	-	75	388	20,189
Youngone Holdings Co. Ltd.	70,566	-	-	-	91,219
Yusen Logistics Co. Ltd.	43,703	-	135	279	38,035
Yutaka Giken Co. Ltd.	32,940	-	112	236	30,946
Total	$ 18,705,076	$ 225,828	$ 276,328	$ 85,765	$ 18,537,114
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,403,356	$ 9,911,453	$ 1,491,424	$ 479
Consumer Staples	3,563,128	2,776,617	786,511	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,518,274	$ 1,026,366	$ 491,908	$ -
Financials	5,769,117	4,960,155	807,962	1,000
Health Care	4,700,719	4,502,051	191,263	7,405
Industrials	3,513,878	2,844,743	669,135	-
Information Technology	9,174,981	7,882,282	1,291,268	1,431
Materials	1,268,299	819,051	449,248	-
Telecommunication Services	2,840	-	2,840	-
Utilities	125,851	83,605	42,246	-
Corporate Bonds	7,663	-	7,663	-
Money Market Funds	5,712,594	5,712,594	-	-
Total Investments in Securities:	$ 46,760,700	$ 40,518,917	$ 6,231,468	$ 10,315

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,086,036
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $27,808,304,000. Net unrealized appreciation aggregated $18,952,396,000, of which $20,944,678,000 related to appreciated investment securities and $1,992,282,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Intrinsic
Opportunities Fund

October 31, 2014

1.951017.101

O2T-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 23.8%
Auto Components - 3.1%
Cooper Tire & Rubber Co.	400,000	$ 12,884,000
G-Tekt Corp.	1,623,700	16,195,358
Harada Industries Co. Ltd.	150,000	483,549
Hyundai Mobis	340,000	79,110,611
IJT Technology Holdings Co. Ltd.	1,100,000	4,844,934
Kinugawa Rubber Industrial Co. Ltd.	300,000	1,271,609
Piolax, Inc.	308,000	13,626,981
Seoyeon Co. Ltd. (a)	685,725	11,424,017
Seoyeon Co. Ltd.	314,275	4,475,248
TBK Co. Ltd. (f)	1,800,000	10,941,479
TPR Co. Ltd.	625,000	14,816,118
Yorozu Corp. (e)(f)	1,300,000	22,369,665
		192,443,569
Automobiles - 0.2%
Audi AG	12,811	10,274,627
Distributors - 0.6%
Chori Co. Ltd.	1,059,600	15,574,692
Doshisha Co. Ltd.	525,000	8,681,958
Nakayamafuku Co. Ltd.	100,000	730,502
Uni-Select, Inc.	350,000	8,807,063
Yagi & Co. Ltd.	250,000	3,367,859
		37,162,074
Diversified Consumer Services - 1.2%
Heian Ceremony Service Co. Ltd. (e)	100,000	650,810
ITT Educational Services, Inc. (a)(e)	525,000	5,307,750
Lincoln Educational Services Corp.	25,000	66,250
MegaStudy Co. Ltd. (f)	572,000	28,534,918
Step Co. Ltd.	217,000	1,622,834
Tsukada Global Holdings, Inc. (e)	1,050,000	8,543,212
Weight Watchers International, Inc. (a)(e)	1,150,000	29,957,500
		74,683,274
Hotels, Restaurants & Leisure - 0.8%
Brazil Fast Food Corp. (a)	5,000	72,750
Fairwood Holdings Ltd.	1,000,000	2,253,803
Hiday Hidaka Corp.	152,400	4,411,631
Hiramatsu, Inc.	25,000	138,325
Koshidaka Holdings Co. Ltd.	350,000	5,976,568
Kura Corp. Ltd.	150,000	4,066,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ohsho Food Service Corp. (e)	350,000	$ 12,642,479
Toridoll.corporation (e)	1,375,000	15,733,530
		45,295,858
Household Durables - 1.3%
Ace Bed Co. Ltd.	35,557	3,842,140
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)	1,100,000	1,100,000
FJ Next Co. Ltd.	1,050,000	4,236,257
Fuji Corp. Ltd. (e)	50,000	284,304
Helen of Troy Ltd. (a)	710,400	43,938,240
Iida Group Holdings Co. Ltd.	600,000	6,667,297
Q.E.P. Co., Inc. (a)	24,998	427,966
SABAF SpA	405,130	6,549,184
Sanei Architecture Planning Co. Ltd.	660,000	5,356,530
Sanyo Housing Nagoya Co. Ltd.	700,000	7,714,523
SodaStream International Ltd. (a)(e)	25,000	551,000
		80,667,441
Internet & Catalog Retail - 0.0%
Trade Maine Group Ltd.	10,000	30,556
Leisure Products - 0.2%
Accell Group NV	701,944	11,197,831
Daikoku Denki Co. Ltd.	15,000	246,866
		11,444,697
Media - 0.4%
Alpha Co. Ltd.	25,000	42,972
AMC Networks, Inc. Class A (a)	5,000	303,250
Avex Group Holdings, Inc.	10,000	148,535
Crown Media Holdings, Inc. Class A (a)	50,000	174,500
Daiichikosho Co. Ltd.	5,000	126,182
Gendai Agency, Inc. (f)	825,000	4,818,901
Omnicom Group, Inc.	5,000	359,300
Pico Far East Holdings Ltd.	7,500,000	1,857,367
Proto Corp. (e)	125,000	1,720,872
Starz Series A (a)	400,000	12,360,000
Television Broadcasts Ltd.	100,000	547,511
Tribune Media Co. Class A (a)	25,000	1,675,000
Tribune Publishing Co.	6,250	119,125
Weborama (a)	10,000	87,721
		24,341,236
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Gwangju Shinsegae Co. Ltd.	77,031	$ 22,081,678
Hanwha Galleria Timeworld Co. Ltd.	258,990	15,547,427
Kohl's Corp.	10,000	542,200
Macy's, Inc.	5,000	289,100
Treasure Factory Co. Ltd. (f)	291,300	6,380,105
Watts Co. Ltd.	448,800	3,558,101
		48,398,611
Specialty Retail - 13.7%
Adastria Holdings Co. Ltd. (e)	750,000	16,683,429
Arc Land Sakamoto Co. Ltd.	175,000	3,901,299
Asahi Co. Ltd.	20,000	222,377
AT-Group Co. Ltd.	400,000	7,090,103
Bed Bath & Beyond, Inc. (a)	1,750,000	117,845,000
Belle International Holdings Ltd.	100,000	127,253
Best Buy Co., Inc.	6,250,000	213,375,000
DCM Japan Holdings Co. Ltd.	5,000	33,497
Folli Follie SA	325,000	10,629,845
Fuji Corp. (f)	595,990	6,144,118
Guess?, Inc.	3,300,000	73,161,000
Handsman Co. Ltd.	250,000	3,181,541
Hour Glass Ltd.	2,000,000	2,876,750
IA Group Corp.	112,000	792,340
JB Hi-Fi Ltd. (e)	100,000	1,377,041
John David Group PLC	7,168,000	53,010,321
Jumbo SA	1,750,000	19,188,859
K's Denki Corp.	1,300,000	35,902,475
Ku Holdings Co. Ltd.	450,000	2,410,219
Mandarake, Inc.	24,600	759,433
Mr. Bricolage SA	311,600	5,673,697
Nafco Co. Ltd.	640,400	8,667,107
Nitori Holdings Co. Ltd.	2,550,000	161,607,698
Oriental Watch Holdings Ltd.	6,000,000	1,340,256
Outerwall, Inc. (a)(e)	100,000	6,327,000
RIGHT ON Co. Ltd.	25,000	163,067
RONA, Inc.	1,000,000	12,199,991
Sacs Bar Holdings, Inc. (e)	30,000	432,383
Samse SA	31,000	4,207,589
Shimamura Co. Ltd.	5,000	439,766
Silvano Fashion Group A/S	9,800	20,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	6,000,000	$ 76,080,000
Tokatsu Holdings Co. Ltd.	150,000	453,710
		846,325,106
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	710,000	352,962
Coach, Inc.	1,300,000	44,694,000
Geox SpA (a)(e)	7,500,000	22,913,848
Ports Design Ltd. (a)	12,000,000	4,183,207
Sitoy Group Holdings Ltd.	100,000	82,358
Swatch Group AG (Bearer)	1,000	473,523
Texwinca Holdings Ltd.	2,000,000	1,755,235
Van de Velde	111,000	5,143,905
Youngone Holdings Co. Ltd.	30,000	2,945,707
Yue Yuen Industrial (Holdings) Ltd.	3,500,000	11,749,449
		94,294,194
TOTAL CONSUMER DISCRETIONARY		1,465,361,243
CONSUMER STAPLES - 5.7%
Beverages - 0.4%
Damm SA	5,050	35,186
Jinro Distillers Co. Ltd.	250,000	7,445,705
Muhak Co. Ltd. (a)	331,064	10,414,645
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	1,046,961	3,290,111
		21,185,647
Food & Staples Retailing - 2.3%
Ain Pharmaciez, Inc.	600,000	16,254,146
Amsterdam Commodities NV	525,000	11,789,635
Create SD Holdings Co. Ltd. (e)	310,000	11,171,407
Dong Suh Companies, Inc.	1,000,000	19,358,832
Genky Stores, Inc. (e)	106,700	5,309,442
Halows Co. Ltd.	63,700	671,081
Majestic Wine PLC	100,000	604,287
MARR SpA (e)	850,000	13,538,406
Marukyu Co. Ltd. (e)	350,000	3,241,009
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	222,605
San-A Co. Ltd.	550,000	18,539,873
Sapporo Drug Store Co. Ltd. (f)	400,000	6,431,944
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tesco PLC	11,000,000	$ 30,535,881
Yaoko Co. Ltd.	100,000	6,143,088
		143,811,636
Food Products - 1.3%
Ajinomoto Malaysia Bhd	1,115,300	1,948,941
Astral Foods Ltd.	500,000	6,870,963
Cranswick PLC	749,981	16,916,399
Fresh Del Monte Produce, Inc.	1,250,000	40,137,500
Kawan Food Bhd	100,000	70,254
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,474,912
London Biscuits Bhd	1,347,000	292,895
Pickles Corp.	50,000	382,232
Prima Meat Packers Ltd.	100,000	235,678
Select Harvests Ltd. (e)	1,250,000	6,939,716
Singsong Holdings Co. Ltd. (a)	5,000	42,347
Synear Food Holdings Ltd. (a)	1,000,000	8
TER Beke SA	5,000	374,504
Toyo Sugar Refining Co. Ltd.	1,104,000	999,343
		80,685,692
Household Products - 0.4%
Energizer Holdings, Inc.	200,000	24,530,000
Personal Products - 1.3%
Cyanotech Corp. (a)	25,000	121,000
Herbalife Ltd.	5,000	262,300
Sarantis SA	1,200,000	10,526,460
USANA Health Sciences, Inc. (a)(e)	600,000	68,388,000
		79,297,760
TOTAL CONSUMER STAPLES		349,510,735
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	3,067,743
Boustead Singapore Ltd.	4,000,261	5,722,960
Fugro NV (Certificaten Van Aandelen)	140,000	1,933,360
Noble Corp.	500,000	10,460,000
Nordic American Offshore Ltd.	6,499	103,984
Oil States International, Inc. (a)	500,000	29,870,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Paragon Offshore PLC (a)(e)	100,000	$ 487,000
Shinko Plantech Co. Ltd.	1,700,000	12,996,172
		64,641,219
Oil, Gas & Consumable Fuels - 4.0%
Alvopetro Energy Ltd. (a)	2,900,000	1,235,083
Eni SpA	4,450,000	94,806,817
Fuji Kosan Co. Ltd.	105,000	593,730
Motor Oil (HELLAS) Corinth Refineries SA	250,000	1,829,599
Newfield Exploration Co. (a)	700,000	22,827,000
Nordic American Tanker Shipping Ltd. (e)	750,000	6,337,500
Peabody Energy Corp. (e)	5,250,000	54,757,500
Petronet LNG Ltd. (a)	100,000	324,668
San-Ai Oil Co. Ltd.	200,000	1,384,418
Tsakos Energy Navigation Ltd.	694,700	4,703,119
Ultra Petroleum Corp. (a)(e)	1,800,000	41,040,000
W&T Offshore, Inc. (e)	1,650,000	14,998,500
World Fuel Services Corp.	50,000	2,062,000
		246,899,934
TOTAL ENERGY		311,541,153
FINANCIALS - 8.0%
Banks - 0.4%
Citizens Financial Services, Inc.	10,100	542,875
Customers Bancorp, Inc.	55,000	1,050,500
Investors Bancorp, Inc.	1,500,000	16,125,000
Prosperity Bancshares, Inc.	5,000	301,950
Spar Nord Bank A/S	10,000	101,019
TSB Banking Group PLC (e)	1,500,000	6,483,584
		24,604,928
Capital Markets - 1.2%
ABG Sundal Collier ASA (a)	1,000,000	733,882
GFI Group, Inc.	1,100,000	6,050,000
Goldman Sachs Group, Inc.	300,000	56,997,000
MLP AG	2,340,000	11,876,103
		75,656,985
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (a)(e)	2,100,000	34
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	163,300	$ 1,842,024
Synchrony Financial (a)	100,000	2,702,000
		4,544,058
Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	500,000	13,093,478
Fuyo General Lease Co. Ltd.	375,000	14,805,526
NICE Information Service Co. Ltd.	349,724	1,513,541
Ricoh Leasing Co. Ltd.	1,050,000	29,295,135
		58,707,680
Insurance - 5.0%
AFLAC, Inc.	1,750,000	104,527,500
Amlin PLC	50,000	364,252
April	1,129,000	16,906,936
Assurant, Inc.	300,000	20,466,000
Delta Lloyd NV	25,000	569,400
Dongbu Insurance Co. Ltd.	750,000	41,812,284
MetLife, Inc.	1,500,000	81,360,000
NN Group NV	1,400,000	39,947,916
The Chubb Corp.	5,000	496,800
		306,451,088
Real Estate Investment Trusts - 0.0%
Washington Prime Group, Inc.	10,000	176,300
Real Estate Management & Development - 0.2%
Lai Sun Garment (International) Ltd.	1,000,000	149,771
Leopalace21 Corp. (a)	500,000	3,131,728
Nisshin Fudosan Co. Ltd. (f)	2,500,000	11,041,369
Tai Cheung Holdings Ltd.	100,000	82,430
		14,405,298
Thrifts & Mortgage Finance - 0.1%
Genworth Mortgage Insurance Ltd.	2,000,000	6,617,337
Hingham Institution for Savings	10,100	835,472
Meridian Bancorp, Inc. (a)	61,210	694,121
		8,146,930
TOTAL FINANCIALS		492,693,267
Common Stocks - continued
	Shares	Value
HEALTH CARE - 25.3%
Biotechnology - 2.9%
Seoulin Bioscience Co. Ltd.	10,000	$ 89,348
United Therapeutics Corp. (a)	1,350,000	176,809,500
		176,898,848
Health Care Equipment & Supplies - 0.4%
Audika SA (f)	498,000	7,326,567
Fukuda Denshi Co. Ltd.	50,000	2,559,051
Medikit Co. Ltd.	10,000	311,596
Nakanishi, Inc.	294,700	10,078,691
St.Shine Optical Co. Ltd.	87,900	1,541,814
		21,817,719
Health Care Providers & Services - 18.0%
Aetna, Inc.	1,250,000	103,137,500
Almost Family, Inc. (a)	286,000	8,419,840
Amedisys, Inc. (a)(f)	2,900,000	75,690,000
Chemed Corp. (e)	507,818	52,488,068
EBOS Group Ltd.	50,000	372,991
Humana, Inc.	1,400,000	194,390,000
LHC Group, Inc. (a)	275,500	6,708,425
Life Healthcare Group Ltd.	10,000	20,022
Magellan Health Services, Inc. (a)	300,000	18,156,000
National Healthcare Corp.	27,300	1,646,463
Pelion SA	317,200	6,832,043
Quest Diagnostics, Inc.	500,000	31,730,000
Uchiyama Holdings Co. Ltd. (e)	500,000	2,903,885
UnitedHealth Group, Inc.	2,750,000	261,277,500
WellPoint, Inc.	2,750,000	348,397,495
		1,112,170,232
Health Care Technology - 0.1%
Cegedim SA (a)	25,000	802,329
Pharmagest Interactive	55,000	6,801,346
		7,603,675
Pharmaceuticals - 3.9%
AbbVie, Inc.	1,400,000	88,844,000
Apex Healthcare Bhd	125,000	140,923
AstraZeneca PLC sponsored ADR	1,500,000	109,410,000
Bliss Gvs Pharma Ltd. (a)	100,000	108,335
Hisamitsu Pharmaceutical Co., Inc.	5,000	168,306
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	23,118,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Phibro Animal Health Corp. Class A	50,000	$ 1,296,000
Recordati SpA	350,000	6,052,714
Towa Pharmaceutical Co. Ltd.	5,000	220,752
Tsumura & Co. (e)	550,000	12,306,702
		241,666,645
TOTAL HEALTH CARE		1,560,157,119
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	10,000	202,374
Air Freight & Logistics - 0.3%
AIT Corp. (e)	800,000	5,806,944
Atlas Air Worldwide Holdings, Inc. (a)	259,500	9,580,740
CTI Logistics Ltd.	100,000	151,386
Onelogix Group Ltd. (a)	1,000,000	443,490
Royal Mail PLC	175,000	1,235,128
SBS Co. Ltd.	150,000	1,305,955
		18,523,643
Airlines - 0.0%
Copa Holdings SA Class A	5,000	584,600
Building Products - 0.0%
InnoTec TSS AG	25,000	329,578
Nihon Dengi Co. Ltd.	110,000	1,105,231
Noda Corp.	100,000	380,926
Sekisui Jushi Corp.	40,000	545,123
		2,360,858
Commercial Services & Supplies - 0.7%
Civeo Corp.	1,000,000	12,190,000
Credit Corp. Group Ltd.	25,000	212,349
Fursys, Inc.	200,000	5,984,485
Matsuda Sangyo Co. Ltd.	100,000	1,106,951
Mitie Group PLC	3,500,000	16,847,241
Moleskine SpA (a)(e)	500,000	669,809
Prestige International, Inc.	905,700	7,830,532
Prosegur Compania de Seguridad SA (Reg.)	100,000	586,474
		45,427,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	199,979	$ 6,509,316
Ausdrill Ltd. (e)	8,400,000	4,543,016
Boart Longyear Ltd. (a)(e)	2,000,000	426,416
Daiichi Kensetsu Corp.	275,000	3,740,227
Heijmans NV (Certificaten Van Aandelen) (e)	300,000	4,075,244
Joban Kaihatsu Co. Ltd.	25,000	62,657
Meisei Industrial Co. Ltd.	100,000	642,289
Nippon Rietec Co. Ltd. (e)	457,800	3,250,284
Nippon Steel & Sumikin Texeng	250,000	1,304,188
Sedgman Ltd. (e)	1,500,000	650,932
Vianini Lavori SpA	1,500,000	9,079,072
		34,283,641
Electrical Equipment - 0.3%
Aros Quality Group AB (e)	853,205	9,445,841
GrafTech International Ltd. (a)	999,951	4,289,790
Hammond Power Solutions, Inc. Class A	450,000	2,599,264
Somfy SA (e)	10,068	2,952,311
		19,287,206
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	1,583,263
Machinery - 1.5%
Daihatsu Diesel Manufacturing Co. Ltd. (f)	3,184,000	26,162,358
Daiwa Industries Ltd.	850,000	6,481,330
Fujimak Corp.	128,900	904,293
Global Brass & Copper Holdings, Inc.	435,298	6,094,172
Hitachi Zosen Fukui Corp.	10,000	138,927
Hy-Lok Corp.	50,000	1,356,514
Ihara Science Corp.	123,200	1,081,474
Jaya Holdings Ltd.	23,150,000	759,267
Koike Sanso Kogyo Co. Ltd.	125,000	316,242
Metka SA	250,000	2,443,642
Mincon Group PLC	168,750	156,487
Mitsuboshi Belting Ltd.	25,000	179,070
Nakano Refrigerators Co. Ltd.	10,000	344,242
Samyoung M-Tek Co. Ltd. (f)	1,050,000	3,229,807
Sansei Co. Ltd. (f)	500,000	884,643
Semperit AG Holding	110,000	5,442,180
SIMPAC, Inc. (f)	2,325,000	12,767,056
Teikoku Sen-I Co. Ltd.	800,000	19,610,953
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tocalo Co. Ltd.	100,000	$ 1,886,384
Zuiko Corp. (e)	10,000	479,502
		90,718,543
Marine - 0.2%
Knightsbridge Shipping Ltd.	1,350,000	11,853,000
Professional Services - 3.1%
Akka Technologies SA (f)	955,824	31,262,341
Benefit One, Inc.	150,000	1,333,792
CBIZ, Inc. (a)(f)	2,900,000	26,767,000
Dun & Bradstreet Corp.	1,000,000	122,810,000
Exova Group Ltd. PLC (a)	500,000	1,357,745
Harvey Nash Group PLC	300,000	422,321
VSE Corp.	120,000	7,233,600
		191,186,799
Road & Rail - 0.2%
Autohellas SA	500,000	4,937,411
Hamakyorex Co. Ltd.	46,000	1,477,236
Higashi Twenty One Co. Ltd.	25,000	125,982
Tohbu Network Co. Ltd.	125,000	896,607
Utoc Corp.	1,200,000	5,473,826
		12,911,062
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	300,000	13,002,000
Bergman & Beving AB (B Shares)	525,000	9,847,105
Canox Corp.	321,000	1,086,739
Emori Group Holdings Co. Ltd. (e)	500,000	5,102,367
Green Cross Co. Ltd.	10,000	80,658
Kamei Corp.	565,800	4,053,861
Meiwa Corp.	200,000	744,182
Mitani Shoji Co. Ltd.	475,000	12,048,995
Shinsho Corp.	200,000	496,130
VM Materiaux SA	30,294	902,758
Yuasa Trading Co. Ltd.	10,000	188,629
		47,553,424
TOTAL INDUSTRIALS		476,476,254
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.3%
Cisco Systems, Inc.	3,500,000	$ 85,645,000
HF Co.	225,000	2,204,917
Mitel Networks Corp. (a)	400,000	3,736,000
NETGEAR, Inc. (a)	1,500,000	51,060,000
		142,645,917
Electronic Equipment & Components - 1.8%
Elematec Corp.	400,000	8,601,733
Ingram Micro, Inc. Class A (a)	375,000	10,065,000
Insight Enterprises, Inc. (a)	1,250,000	28,437,500
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,576,287
Lacroix SA (f)	349,538	9,636,518
Macnica, Inc. (f)	1,075,000	31,158,245
Multi-Fineline Electronix, Inc. (a)	338,000	3,430,700
Riken Kieki Co. Ltd.	200,000	2,013,087
SFA Engineering Corp.	75,000	3,172,568
Shibaura Electronics Co. Ltd.	233,200	5,091,880
VST Holdings Ltd.	20,985,400	7,245,978
		110,429,496
Internet Software & Services - 0.2%
AuFeminin.com SA (a)	40,046	1,299,756
DeNA Co. Ltd. (e)	350,000	4,522,756
Gmo Pepabo, Inc.	65,000	2,522,018
Zappallas, Inc. (f)	1,100,000	5,944,502
		14,289,032
IT Services - 6.7%
Amdocs Ltd.	1,500,000	71,310,000
Bit-isle, Inc. (e)	100,000	427,577
CACI International, Inc. Class A (a)	36,500	3,003,585
Calian Technologies Ltd.	209,500	3,448,139
Cognizant Technology Solutions Corp. Class A (a)	10,000	488,500
Data#3 Ltd.	200,000	117,553
DOCdata NV	65,000	1,474,331
eClerx Services Ltd.	50,000	1,056,048
Econocom Group SA	75,000	484,499
Estore Corp.	183,700	1,589,007
ManTech International Corp. Class A	675,000	19,008,000
Neustar, Inc. Class A (a)	14,000	369,740
Shinsegae Information & Communication Co. Ltd.	75,000	6,491,724
Societe Pour L'Informatique Industrielle SA	180,500	1,538,116
Sopra Group SA	525,000	39,349,223
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tessi SA	200,000	$ 19,752,150
The Western Union Co. (e)	14,200,000	240,832,000
TravelSky Technology Ltd. (H Shares)	600,000	626,934
		411,367,126
Semiconductors & Semiconductor Equipment - 0.3%
Alpha & Omega Semiconductor Ltd. (a)	900,000	8,343,000
e-LITECOM Co. Ltd.	50,000	677,094
MagnaChip Semiconductor Corp. (a)	189,774	2,112,185
Miraial Co. Ltd. (e)(f)	631,900	9,729,483
		20,861,762
Software - 3.6%
CEGID SA	50,000	1,840,251
Ebix, Inc. (e)	375,000	5,531,250
Globo PLC (a)(e)	500,000	343,936
InfoVine Co. Ltd.	63,600	1,589,341
Justplanning, Inc.	20,000	117,290
KPIT Cummins Infosystems Ltd. (a)	200,000	540,225
KSK Co., Ltd.	121,900	858,442
Microsoft Corp.	3,000,000	140,850,000
Oracle Corp.	1,700,000	66,385,000
Uchida Esco Co. Ltd. (f)	209,000	1,832,900
Vitec Software Group AB	20,000	364,294
		220,252,929
Technology Hardware, Storage & Peripherals - 4.7%
Hewlett-Packard Co.	6,800,000	243,984,000
Lexmark International, Inc. Class A	350,000	15,106,000
Seagate Technology LLC	425,000	26,702,750
TPV Technology Ltd.	25,000,000	4,905,404
		290,698,154
TOTAL INFORMATION TECHNOLOGY		1,210,544,416
MATERIALS - 1.7%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	100,000	4,756,175
Chugoku Marine Paints Ltd.	350,000	2,765,960
Daishin-Chemical Co. Ltd.	150,000	1,200,180
Fuso Chemical Co. Ltd.	500,000	5,327,766
Hannong Chemicals, Inc. (f)	1,288,000	4,507,332
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kimoto Co. Ltd.	50,000	$ 140,103
Robertet SA	1,000	206,770
Soda Aromatic Co. Ltd.	70,000	621,996
T&K Toka Co. Ltd.	75,000	1,676,230
Tae Kyung Industrial Co. Ltd.	1,000,000	5,379,522
Toho Acetylene Co. Ltd.	100,000	144,231
Yara International ASA	850,000	39,028,458
		65,754,723
Construction Materials - 0.1%
Buzzi Unicem SpA	150,000	2,024,464
Mitani Sekisan Co. Ltd.	274,900	4,781,940
		6,806,404
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	137,027
Metals & Mining - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	350,000	3,220,000
Pacific Metals Co. Ltd. (a)	7,000,000	22,145,312
Sherritt International Corp. (e)	2,200,000	5,465,596
Tokyo Kohtetsu Co. Ltd.	307,900	1,048,085
		31,878,993
TOTAL MATERIALS		104,577,147
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	100,000	6,719,000
UTILITIES - 1.0%
Electric Utilities - 0.0%
Public Power Corp. of Greece (a)	25,000	189,852
Gas Utilities - 1.0%
GAIL India Ltd.	3,750,000	32,231,044
K&O Energy Group, Inc.	100,000	1,262,764
Kyungnam Energy Co. Ltd.	1,500,000	9,912,094
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Seoul City Gas Co. Ltd.	75,000	$ 10,470,522
YESCO Co. Ltd.	235,000	8,223,781
		62,100,205
TOTAL UTILITIES		62,290,057
TOTAL COMMON STOCKS (Cost $4,820,102,899)		6,039,870,391
Nonconvertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares) (Cost $4,334,539)	550,000	4,376,626
Preferred Securities - 0.4%
Principal Amount (d)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $27,257,357)	EUR	17,587,000	24,909,950
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	81,137,516	$ 81,137,516
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	271,751,360	271,751,360
TOTAL MONEY MARKET FUNDS (Cost $352,888,876)		352,888,876
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $5,204,583,671)		6,422,045,843
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(258,172,118)
NET ASSETS - 100%		$ 6,163,873,725
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,909,950 or 0.4% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,624
Fidelity Securities Lending Cash Central Fund	2,203,170
Total	$ 2,219,794
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 33,341,294	$ -	$ -	$ -	$ 31,262,341
Amedisys, Inc.	58,865,060	-	332,272	-	75,690,000
Audika SA	8,815,716	-	-	119,737	7,326,567
CBIZ, Inc.	23,664,000	45,994	49,252	-	26,767,000
Daihatsu Diesel Manufacturing Co. Ltd.	20,031,545	-	-	-	26,162,358
Fuji Corp.	7,145,883	-	-	73,900	6,144,118
Gendai Agency, Inc.	5,268,500	153,918	-	98,815	4,818,901
Hannong Chemicals, Inc.	5,219,952	-	-	-	4,507,332
HF Co.	2,467,534	-	-	-	-
Lacroix SA	10,524,742	5,721	-	-	9,636,518
Macnica, Inc.	35,289,211	-	-	265,566	31,158,245
MegaStudy Co. Ltd.	33,391,212	-	-	-	28,534,918
Miraial Co. Ltd.	10,637,992	-	-	-	9,729,483
Nisshin Fudosan Co. Ltd.	9,951,367	-	-	-	11,041,369
Samyoung M-Tek Co. Ltd.	3,541,780	-	-	-	3,229,807
Sansei Co. Ltd.	930,984	-	-	-	884,643
Sapporo Drug Store Co. Ltd.	7,094,927	-	-	17,573	6,431,944
SIMPAC, Inc.	16,188,533	-	-	-	12,767,056
TBK Co. Ltd.	9,118,281	-	-	118,578	10,941,479
Tessi SA	26,647,095	-	-	-	-
Treasure Factory Co. Ltd.	4,717,743	-	193,811	-	6,380,105
Uchida Esco Co. Ltd.	1,694,979	134,606	-	8,131	1,832,900
Yorozu Corp.	23,381,400	3,199,723	-	115,207	22,369,665
Zappallas, Inc.	6,656,813	-	-	-	5,944,502
Total	$ 364,586,543	$ 3,539,962	$ 575,335	$ 817,507	$ 343,561,251
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,465,361,243	$ 979,981,179	$ 485,380,064	$ -
Consumer Staples	349,510,735	237,053,686	112,457,041	8
Energy	311,541,153	195,712,388	115,828,765	-
Financials	492,693,267	414,476,459	78,216,774	34
Health Care	1,560,157,119	1,529,797,042	30,360,077	-
Industrials	476,476,254	351,073,159	125,403,095	-
Information Technology	1,210,544,416	1,121,643,354	88,901,062	-
Materials	108,953,773	64,208,768	44,745,005	-
Telecommunication Services	6,719,000	6,719,000	-	-
Utilities	62,290,057	28,796,249	33,493,808	-
Preferred Securities	24,909,950	-	24,909,950	-
Money Market Funds	352,888,876	352,888,876	-	-
Total Investments in Securities:	$ 6,422,045,843	$ 5,282,350,160	$ 1,139,695,641	$ 42

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 347,481,266
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $5,204,583,671. Net unrealized appreciation aggregated $1,217,462,172, of which $1,587,341,351 related to appreciated investment securities and $369,879,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

October 31, 2014

1.809083.111

FVD-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
Hyundai Mobis	22,840	$ 5,314,372
Diversified Consumer Services - 0.2%
Steiner Leisure Ltd. (a)	43,768	1,846,134
Media - 5.1%
Comcast Corp. Class A	8,600	476,010
Corus Entertainment, Inc. Class B (non-vtg.) (d)	210,000	3,864,425
DIRECTV (a)	194,900	16,915,371
John Wiley & Sons, Inc. Class A	83,485	4,874,689
Time Warner Cable, Inc.	82,900	12,203,709
Viacom, Inc. Class B (non-vtg.)	148,800	10,814,784
		49,148,988
Multiline Retail - 1.7%
Macy's, Inc.	152,353	8,809,050
Target Corp.	120,700	7,461,674
		16,270,724
Specialty Retail - 3.8%
AutoZone, Inc. (a)	17,885	9,899,705
Bed Bath & Beyond, Inc. (a)	143,500	9,663,290
GNC Holdings, Inc.	296,300	12,317,191
TJX Companies, Inc.	74,200	4,698,344
		36,578,530
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	124,235	4,271,199
TOTAL CONSUMER DISCRETIONARY		113,429,947
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
C&C Group PLC	895,945	3,990,266
Food & Staples Retailing - 4.0%
CVS Health Corp.	176,100	15,111,141
Kroger Co.	163,104	9,086,524
Tesco PLC	320,400	889,427
Wal-Mart Stores, Inc.	176,000	13,423,520
		38,510,612
Food Products - 1.1%
Seaboard Corp. (a)	1,360	4,179,103
The J.M. Smucker Co.	60,621	6,304,584
		10,483,687
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	52,145	$ 5,921,586
TOTAL CONSUMER STAPLES		58,906,151
ENERGY - 10.7%
Energy Equipment & Services - 1.5%
BW Offshore Ltd.	5,593,900	6,858,695
National Oilwell Varco, Inc.	103,400	7,510,976
		14,369,671
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	292,781	35,119,082
Exxon Mobil Corp.	222,628	21,530,354
Marathon Petroleum Corp.	87,900	7,990,110
Phillips 66 Co.	107,400	8,430,900
Suncor Energy, Inc.	323,500	11,487,041
Woodside Petroleum Ltd.	129,515	4,600,422
		89,157,909
TOTAL ENERGY		103,527,580
FINANCIALS - 25.6%
Banks - 9.0%
JPMorgan Chase & Co.	502,041	30,363,440
Regions Financial Corp.	555,700	5,518,101
SunTrust Banks, Inc.	212,500	8,317,250
U.S. Bancorp	396,200	16,878,120
Wells Fargo & Co.	488,637	25,941,738
		87,018,649
Capital Markets - 2.2%
East Capital Explorer AB (a)	86,479	570,347
Fortress Investment Group LLC	1,088,100	8,182,512
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	3,292,823
MLP AG	440,172	2,233,986
The Blackstone Group LP	244,700	7,370,364
		21,650,032
Consumer Finance - 2.1%
American Express Co.	78,300	7,043,085
Capital One Financial Corp.	159,682	13,216,879
		20,259,964
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	193,731	$ 27,153,337
Insurance - 6.0%
ACE Ltd.	101,900	11,137,670
Allied World Assurance Co.	195,400	7,425,200
Allstate Corp.	157,700	10,226,845
FNF Group	243,220	7,257,685
FNFV Group (a)	321,033	4,314,684
Prudential PLC	217,771	5,042,712
The Travelers Companies, Inc.	127,713	12,873,470
		58,278,266
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	476,499	10,835,587
Annaly Capital Management, Inc.	1,050,895	11,990,712
MFA Financial, Inc.	1,377,764	11,545,662
		34,371,961
TOTAL FINANCIALS		248,732,209
HEALTH CARE - 17.6%
Biotechnology - 1.8%
Amgen, Inc.	105,791	17,157,184
Health Care Equipment & Supplies - 3.4%
Covidien PLC	244,900	22,638,556
Medtronic, Inc.	159,300	10,857,888
		33,496,444
Health Care Providers & Services - 4.6%
Cigna Corp.	144,638	14,401,606
Express Scripts Holding Co. (a)	164,301	12,621,603
UnitedHealth Group, Inc.	185,500	17,624,355
		44,647,564
Pharmaceuticals - 7.8%
GlaxoSmithKline PLC sponsored ADR	178,176	8,105,226
Johnson & Johnson	266,708	28,745,788
Mylan, Inc. (a)	94,995	5,086,982
Shire PLC	186,500	12,513,577
Teva Pharmaceutical Industries Ltd. sponsored ADR	372,068	21,010,680
		75,462,253
TOTAL HEALTH CARE		170,763,445
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.1%
United Technologies Corp.	189,800	$ 20,308,600
Machinery - 2.6%
Deere & Co.	188,190	16,097,773
Global Brass & Copper Holdings, Inc.	151,249	2,117,486
Valmont Industries, Inc. (d)	49,100	6,685,947
		24,901,206
Professional Services - 2.0%
Dun & Bradstreet Corp.	128,365	15,764,506
VSE Corp.	60,100	3,622,828
		19,387,334
TOTAL INDUSTRIALS		64,597,140
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	752,518	18,414,115
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	118,602	7,250,140
IT Services - 3.0%
Amdocs Ltd.	114,543	5,445,374
Fiserv, Inc. (a)	110,000	7,642,800
IBM Corp.	57,960	9,528,624
The Western Union Co.	366,400	6,214,144
		28,830,942
Software - 2.5%
Microsoft Corp.	158,924	7,461,482
Oracle Corp.	431,813	16,862,298
		24,323,780
Technology Hardware, Storage & Peripherals - 4.4%
EMC Corp.	560,100	16,091,673
Hewlett-Packard Co.	246,412	8,841,263
Samsung Electronics Co. Ltd.	15,230	17,633,401
		42,566,337
TOTAL INFORMATION TECHNOLOGY		121,385,314
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.6%
Agrium, Inc.	63,000	$ 6,163,888
CF Industries Holdings, Inc.	35,989	9,357,140
		15,521,028
Paper & Forest Products - 0.6%
Schweitzer-Mauduit International, Inc.	146,500	6,308,290
TOTAL MATERIALS		21,829,318
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	167,600	8,421,900
UTILITIES - 2.8%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	162,500	9,480,250
Edison International	99,600	6,232,968
Xcel Energy, Inc.	196,600	6,580,202
		22,293,420
Multi-Utilities - 0.5%
CMS Energy Corp.	161,000	5,259,870
TOTAL UTILITIES		27,553,290
TOTAL COMMON STOCKS (Cost $811,562,234)		939,146,294
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 11/13/14 to 11/28/14 (Cost $749,991)	$ 750,000	749,998
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	28,241,316	$ 28,241,316
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,673,900	10,673,900
TOTAL MONEY MARKET FUNDS (Cost $38,915,216)		38,915,216
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $851,227,441)		978,811,508
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,578,127)
NET ASSETS - 100%		970,233,381
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 1,704,590	$ 3,178

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,773
Fidelity Securities Lending Cash Central Fund	28,277
Total	$ 39,050
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,429,947	$ 113,429,947	$ -	$ -
Consumer Staples	58,906,151	58,016,724	889,427	-
Energy	103,527,580	98,927,158	4,600,422	-
Financials	248,732,209	243,689,497	5,042,712	-
Health Care	170,763,445	158,249,868	12,513,577	-
Industrials	64,597,140	64,597,140	-	-
Information Technology	121,385,314	121,385,314	-	-
Materials	21,829,318	21,829,318	-	-
Telecommunication Services	8,421,900	8,421,900	-	-
Utilities	27,553,290	27,553,290	-	-
U.S. Government and Government Agency Obligations	749,998	-	749,998	-
Money Market Funds	38,915,216	38,915,216	-	-
Total Investments in Securities:	$ 978,811,508	$ 955,015,372	$ 23,796,136	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,178	$ 3,178	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $854,159,685. Net unrealized appreciation aggregated $124,651,823, of which $140,348,091 related to appreciated investment securities and $15,696,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014